UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2013

Hansberger International Fund

Natixis Diversified Income Fund

Natixis Oakmark International Fund

Natixis U.S. Multi-Cap Equity Fund

Portfolio Review  page 1

Portfolio of Investments  page 18

Financial Statements  page 55

Notes to Financial Statements page 71

HANSBERGER INTERNATIONAL FUND

Managers	Symbols
Growth:
Trevor Graham, CFA	Class A NEFDX
Barry A. Lockhart, CFA	Class B NEDBX
Patrick H. Tan	Class C NEDCX
Thomas R.H. Tibbles, CFA	Class Y NEDYX
Value:
Ronald Holt, CFA
Moira McLachlan, CFA
Hansberger Global Investors, Inc.

Objective

Seeks long-term growth of capital

Strategy

Invests in equity securities of small-, mid- and large-cap companies located outside the United States. Assets are invested across developed and emerging markets.

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Average Annual Total Returns — June 30, 20134

	6 Months	1 Year	5 Years	10 Years	Since Inception

Class A (Inception 12/29/95)
NAV	-4.50%	13.22%	-2.97%	6.30%	—
With 5.75% Maximum Sales Charge	-10.02	6.69	-4.12	5.68	—

Class B (Inception 12/29/95)
NAV	-4.89	12.37	-3.70	5.51	—
With CDSC[1]	-9.65	7.37	-4.07	5.51	—

Class C (Inception 12/29/95)
NAV	-4.86	12.46	-3.70	5.51	—
With CDSC[1]	-5.81	11.46	-3.70	5.51	—

Class Y (Inception 11/14/2011)
NAV	-4.39	13.49	—	—	7.26%

Comparative Performance
MSCI EAFE Index[2]	4.47	19.14	-0.16	8.16	12.11
MSCI ACWI ex-USA[3]	0.27	14.14	-0.34	9.09	8.40

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

3	MSCI All Country World Index (ACWI) ex USA is an unmanaged index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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NATIXIS DIVERSIFIED INCOME FUND

Managers	Symbols
Dividend Equity Segment	Class A IIDPX
Active Investment Advisors	Class C CIDPX
(a division of NGAM Advisors, L.P.)	Class Y YIDPX
Diversified REIT Segment
AEW Capital Management, L.P.
Inflation Protected Securities Segment
Multi-Sector Bond Segment
Loomis, Sayles & Company, L.P.

Objective

Seeks current income with a secondary objective of capital appreciation

Strategy

Focuses on fixed-income and equity securities through a diversified portfolio of complementary income-producing investment disciplines from specialized money managers.

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Average Annual Total Returns — June 30, 20135

	6 Months	1 Year	5 Years	Since Inception

Class A (Inception 11/17/05)
NAV	2.59%	7.44%	8.86%	6.60%
With 4.50% Maximum Sales Charge	-2.05	2.60	7.87	5.96

Class C (Inception 11/17/05)
NAV	2.22	6.64	8.05	5.80
With CDSC[2]	1.22	5.64	8.05	5.80

Class Y (Inception 12/3/12)[1]
NAV	2.62	7.51	8.88	6.61

Comparative Performance
Barclays U.S. Aggregate Bond Index[3]	-2.44	-0.69	5.19	5.16
Blended Index[4]	2.12	4.77	7.81	6.34

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Prior to the inception of Class Y shares (12/3/2012), performance is that of Class A shares. Since inception performance is calculated from 11/17/05.

2	Class C share performance assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Blended Index is an unmanaged, blended index composed of the following weights: 40% Barclays U.S. Aggregate Bond Index, 25% MSCI US REIT Index, 20% Dow Jones Select Dividend Index, and 15% Barclays U.S. TIPS Index. The four indices composing the Blended Index measure, respectively, the performance of investment-grade fixed-income securities, equity REIT securities, dividend-yielding equity securities, and Treasury inflation-protected securities. The weightings of the indices that compose the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above. These rebalancings will not necessarily correspond to the rebalancings of the fund’s investment portfolio, and the relative weightings of the asset classes in the fund will generally differ to some extent from the weightings in the Blended Index.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols
David G. Herro, CFA	Class A NOIAX
Robert A. Taylor, CFA	Class C NOICX
Harris Associates L.P.

Objective

Seeks long-term capital appreciation

Strategy

Invests primarily in a diversified portfolio of common stocks of non-U.S. companies. May invest in non-U.S. markets throughout the world, including emerging markets.

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Average Annual Total Returns — June 30, 20133

	6 Months	1 Year	Since Inception

Class A (Inception 12/15/10)
NAV	8.67%	32.60%	7.98%
With 5.75% Maximum Sales Charge	2.39	25.02	5.49

Class C (Inception 12/15/10)
NAV	8.21	31.55	7.17
With CDSC[1]	7.21	30.55	7.17

Comparative Performance
MSCI World ex USA Index (Net)[2]	3.01	17.07	2.61

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States. The index calculates reinvested dividends net of withholding taxes using Luxembourg tax rates.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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NATIXIS U.S. MULTI-CAP EQUITY FUND

Managers	Symbols
Harris Associates Segment	Class A NEFSX
Harris Associates L.P.	Class B NESBX
Large Cap Growth Segment	Class C NECCX
Mid Cap Growth Segment	Class Y NESYX
Small/Mid Cap Core Segment
Loomis, Sayles & Company, L.P.

Objective

Seeks long-term growth of capital

Strategy

The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund uses a multi-manager approach to equity investing which combines the varied styles of multiple sub-advisers in selecting securities for each of the Fund’s four segments.

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Average Annual Total Returns — June 30, 20135

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 7/7/94)
NAV	13.60%	22.96%	7.53%	9.09%
With 5.75% Maximum Sales Charge	7.06	15.91	6.27	8.45

Class B (Inception 7/7/94)
NAV	13.17	22.02	6.73	8.28
With CDSC[1]	8.17	17.02	6.42	8.28

Class C (Inception 7/7/94)
NAV	13.16	22.01	6.72	8.27
With CDSC[1]	12.16	21.01	6.72	8.27

Class Y (Inception 11/15/94)
NAV	13.72	23.25	7.80	9.46

Comparative Performance
S&P 500® Index[2]	13.82	20.60	7.01	7.30
Wilshire 4500 Index[3]	15.43	25.22	8.74	10.47
S&P MidCap 400® Index[4]	14.59	25.18	8.91	10.74

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3	Wilshire 4500 Index is an unmanaged index that measures the performance of U.S. small- and mid-cap stocks.

4	S&P MidCap 400® Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equities market.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2013 through June 30, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

HANSBERGER INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$955.00	$7.80
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05
Class B
Actual	$1,000.00	$951.10	$11.42
Hypothetical (5% return before expenses)	$1,000.00	$1,013.09	$11.78
Class C
Actual	$1,000.00	$951.40	$11.42
Hypothetical (5% return before expenses)	$1,000.00	$1,013.09	$11.78
Class Y
Actual	$1,000.00	$956.10	$6.60
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.80

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.61%, 2.36%, 2.36% and 1.36% for Class A, B, C and Y respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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NATIXIS DIVERSIFIED INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,025.90	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36
Class C
Actual	$1,000.00	$1,022.20	$9.13
Hypothetical (5% return before expenses)	$1,000.00	$1,015.77	$9.10
Class Y
Actual	$1,000.00	$1,026.20	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06

*	Expenses are equal to the Fund’s annualized expense ratio: 1.07%, 1.82% and 0.81% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,086.70	$7.50
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25
Class C
Actual	$1,000.00	$1,082.10	$11.36
Hypothetical (5% return before expenses)	$1,000.00	$1,013.88	$10.99

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.45% and 2.20% for Class A and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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NATIXIS U.S. MULTI-CAP EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,136.00	$6.88
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Class B
Actual	$1,000.00	$1,131.70	$10.84
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class C
Actual	$1,000.00	$1,131.60	$10.83
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class Y
Actual	$1,000.00	$1,137.20	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 2.05% and 1.05% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS FOR THE FUNDS INCLUDED IN THIS REPORT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also consider other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund (and segment, in the case of Funds managed by multiple

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subadvisers) based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review and Governance Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at their meeting held in June 2013. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of the Hansberger International Fund, the performance of which lagged that of its

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relevant peer group median and/or category median for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies and (2) that the Fund’s more recent performance was competitive when compared to relevant performance benchmarks or peer groups.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that, as of December 31, 2012, the Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed, if any, for the Funds whose current expenses are above the cap. The Trustees noted that the Hansberger International Fund had a net expense ratio that was above the median of a peer group of funds. In this regard, the Trustees noted that the expense cap, which became effective as of July 1, 2012, was not fully reflected in the data comparing the Fund to a peer group of funds. The Trustees noted that the Natixis U.S. Multi-Cap Equity Fund had total advisory fee rates that were above the median of a peer group of funds. The Trustees considered the factors which management believed justified such relatively higher fees. These factors varied from Fund to Fund in the Fund Complex, but included one or more of the following: (1) that the Fund’s advisory fee rate was not significantly above its peer group median; (2) that although the Fund’s advisory fee rate was above its peer group median, it is subject to an expense cap which resulted in the reduction of the advisory fee; (3) that the Fund’s net expense ratio was near, at, or below

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the median of a peer group of funds; and (4) that the Fund’s investment discipline was capacity restrained. The Trustees also noted that although the Natixis U.S. Multi-Cap Equity Fund’s advisory fees were above the median of a peer group of funds, that difference is due at least in part to the fact that the Fund employs a more complex multiple manager structure, whereas its peer group consists of mostly large cap growth strategies.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Natixis Diversified Income Fund and the Hansberger International Fund had breakpoints in their advisory fees and that both Funds were subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

|  16

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	Plans for maintaining continuity of portfolio management where that was thought to be a potential issue.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2014.

17  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Hansberger International Fund

Shares	Description	Value (†)
Common Stocks — 97.4% of Net Assets
	Australia — 0.7%
15,745	Westpac Banking Corp.	$413,383

	Brazil — 1.1%
25,290	Cielo S.A., Sponsored ADR	637,055

	Canada — 2.8%
10,020	Canadian National Railway Co.	974,645
22,212	Suncor Energy, Inc.	655,032

		1,629,677

	China — 15.5%
1,592,000	China Longyuan Power Group Corp., Class H	1,636,812
772,000	China State Construction International Holdings Ltd.	1,199,547
1,094,000	China Unicom Hong Kong Ltd.	1,442,391
147,000	Hengan International Group Co. Ltd.	1,587,719
203,000	Ping An Insurance (Group) Co. of China Ltd., Class H	1,355,165
45,300	Tencent Holdings Ltd.	1,768,838

		8,990,472

	France — 6.0%
20,072	BNP Paribas S.A.	1,098,842
19,096	Gemalto NV	1,729,004
3,874	LVMH Moet Hennessy Louis Vuitton S.A.	628,961

		3,456,807

	Germany — 6.4%
14,689	Adidas AG	1,587,863
12,877	Henkel AG & Co. KGaA	1,008,526
15,742	SAP AG, Sponsored ADR	1,146,490

		3,742,879

	India — 3.5%
36,937	HDFC Bank Ltd., ADR	1,338,597
18,578	ICICI Bank Ltd., Sponsored ADR	710,608

		2,049,205

	Israel — 2.8%
44,010	NICE Systems Ltd., Sponsored ADR	1,623,529

	Italy — 4.4%
92,126	Fiat Industrial SpA	1,025,535
169,200	Prada SpA	1,527,972

		2,553,507

	Japan — 10.1%
56,700	Komatsu Ltd.	1,305,911
273,000	Sumitomo Mitsui Trust Holdings, Inc.	1,273,779
54,200	Toyota Motor Corp.	3,269,225

		5,848,915

	Korea — 2.4%
2,382	Samsung Electronics Co. Ltd., GDR, 144A	1,388,706

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Hansberger International Fund – (continued)

Shares	Description	Value (†)
	Mexico — 2.3%
53,488	Grupo Televisa SAB, Sponsored ADR	$1,328,642

	Norway — 1.5%
49,218	Subsea 7 S.A.(b)	865,898

	Russia — 1.4%
71,395	Sberbank of Russia, Sponsored ADR	819,615

	Switzerland — 10.3%
16,637	Cie Financiere Richemont S.A., Class A	1,467,187
53,678	Credit Suisse Group AG, (Registered)	1,421,075
20,346	Holcim Ltd., (Registered)	1,416,210
6,765	Roche Holding AG	1,679,054

		5,983,526

	United Kingdom — 26.2%
220,865	Aberdeen Asset Management PLC	1,285,354
95,916	ARM Holdings PLC	1,160,303
70,465	Barclays PLC, Sponsored ADR	1,206,361
86,069	BG Group PLC	1,462,660
16,993	BHP Billiton PLC	433,284
113,350	BP PLC	786,643
28,722	British American Tobacco PLC	1,473,138
146,631	Prudential PLC	2,393,424
7,406	Rio Tinto PLC	301,194
39,587	Standard Chartered PLC	859,449
239,649	Tesco PLC	1,206,828
33,975	Unilever PLC	1,375,382
81,519	Vedanta Resources PLC	1,267,043

		15,211,063

	Total Common Stocks (Identified Cost $53,297,374)	56,542,879

Exchange Traded Funds — 1.6%
	United States — 1.6%
20,148	WisdomTree Japan Hedged Equity Fund (Identified Cost $923,949)	918,950

Principal Amount
Short-Term Investments — 1.4%
$839,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $839,000 on 7/01/2013 collateralized by $895,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $855,844 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $839,000)	839,000

	Total Investments — 100.4% (Identified Cost $55,060,323)(a)	58,300,829
	Other assets less liabilities — (0.4)%	(248,045)

	Net Assets — 100.0%	$58,052,784

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Hansberger International Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $55,060,323 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,239,684
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,999,178)

	Net unrealized appreciation	$3,240,506

(b)	Non-income producing security.

144A	All or a portion of this security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $279,840 or 0.5% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Hansberger International Fund – (continued)

Industry Summary at June 30, 2013 (Unaudited)

Commercial Banks	13.3%
Textiles, Apparel & Luxury Goods	8.9
Insurance	6.4
Automobiles	5.6
Oil, Gas & Consumable Fuels	5.0
Software	4.8
Capital Markets	4.7
Semiconductors & Semiconductor Equipment	4.4
Machinery	4.1
Metals & Mining	3.4
Internet Software & Services	3.1
Computers & Peripherals	3.0
Pharmaceuticals	2.9
Independent Power Producers & Energy Traders	2.8
Personal Products	2.7
Tobacco	2.5
Diversified Telecommunication Services	2.5
Construction Materials	2.4
Food Products	2.4
Media	2.3
Food & Staples Retailing	2.1
Construction & Engineering	2.1
Other Investments, less than 2% each	7.6
Short-Term Investments	1.4

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

British Pound	24.1%
United States Dollar	23.4
Hong Kong Dollar	18.1
Euro	12.2
Swiss Franc	10.3
Japanese Yen	10.1
Other, less than 2% each	2.2

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund

Shares	Description	Value (†)
Common Stocks — 48.6% of Net Assets
	Aerospace & Defense — 1.5%
5,166	General Dynamics Corp.	$404,653
4,574	Honeywell International, Inc.	362,901
8,778	Lockheed Martin Corp.	952,062
5,623	Northrop Grumman Corp.	465,584

		2,185,200

	Automobiles — 0.1%
10,180	Ford Motor Co.	157,485

	Beverages — 0.1%
4,728	Coca-Cola Co. (The)	189,640

	Biotechnology — 0.1%
13,890	PDL BioPharma, Inc.	107,231

	Chemicals — 0.9%
3,613	International Flavors & Fragrances, Inc.	271,553
6,508	Olin Corp.	155,671
3,246	PPG Industries, Inc.	475,247
5,509	RPM International, Inc.	175,958
4,271	Sensient Technologies Corp.	172,847

		1,251,276

	Commercial Banks — 1.0%
7,129	Bank of Hawaii Corp.	358,731
4,879	BB&T Corp.	165,301
7,960	F.N.B. Corp.	96,157
7,169	First Niagara Financial Group, Inc.	72,192
8,020	FirstMerit Corp.	160,641
7,194	Trustmark Corp.	176,828
8,742	United Bankshares, Inc.	231,226
12,207	Valley National Bancorp	115,600

		1,376,676

	Commercial Services & Supplies — 1.1%
5,535	Avery Dennison Corp.	236,677
5,844	Deluxe Corp.	202,495
23,942	Pitney Bowes, Inc.	351,468
19,829	R.R. Donnelley & Sons Co.	277,804
5,610	Republic Services, Inc.	190,403
7,339	Waste Management, Inc.	295,982

		1,554,829

	Computers & Peripherals — 0.3%
9,432	Seagate Technology PLC	422,837

	Containers & Packaging — 0.3%
5,737	MeadWestvaco Corp.	195,689
7,055	Sonoco Products Co.	243,891

		439,580

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	Distributors — 0.3%
5,412	Genuine Parts Co.	$422,515

	Diversified Financial Services — 0.4%
3,381	McGraw Hill Financial, Inc.	179,835
8,915	NYSE Euronext	369,081

		548,916

	Diversified Telecommunication Services — 0.6%
9,118	AT&T, Inc.	322,777
12,832	CenturyLink, Inc.	453,611
7,493	Telefonica S.A., Sponsored ADR(b)	95,986

		872,374

	Electric Utilities — 3.0%
7,539	American Electric Power Co., Inc.	337,596
5,915	Cleco Corp.	274,633
5,080	Edison International	244,653
8,994	Entergy Corp.	626,702
12,184	Exelon Corp.	376,242
9,304	FirstEnergy Corp.	347,411
5,900	NextEra Energy, Inc.	480,732
6,063	Northeast Utilities	254,767
5,149	OGE Energy Corp.	351,162
7,397	Pinnacle West Capital Corp.	410,312
8,603	PPL Corp.	260,327
7,166	UNS Energy Corp.	320,535

		4,285,072

	Electrical Equipment — 0.7%
5,113	Eaton Corp. PLC	336,487
5,519	Emerson Electric Co.	301,006
3,756	Hubbell, Inc., Class B	371,844

		1,009,337

	Food & Staples Retailing — 0.1%
6,108	Sysco Corp.	208,649

	Food Products — 0.3%
5,531	General Mills, Inc.	268,420
3,472	Mondelez International, Inc., Class A	99,056

		367,476

	Gas Utilities — 0.8%
8,009	AGL Resources, Inc.	343,266
4,250	National Fuel Gas Co.	246,287
6,952	New Jersey Resources Corp.	288,717
5,316	Oneok, Inc.	219,604

		1,097,874

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.9%
7,500	Darden Restaurants, Inc.	$378,600
5,948	McDonald’s Corp.	588,852
6,000	Starwood Hotels & Resorts Worldwide, Inc.	379,140

		1,346,592

	Household Durables — 0.7%
7,603	Garmin Ltd.	274,924
10,525	KB Home	206,606
7,590	Leggett & Platt, Inc.	235,973
3,771	Tupperware Brands Corp.	292,969

		1,010,472

	Household Products — 0.7%
5,838	Clorox Co. (The)	485,371
5,942	Kimberly-Clark Corp.	577,206

		1,062,577

	Industrial Conglomerates — 0.1%
5,482	General Electric Co.	127,128

	Insurance — 0.9%
3,755	Allstate Corp. (The)	180,691
6,649	Arthur J. Gallagher & Co.	290,495
7,108	Cincinnati Financial Corp.	326,257
10,147	Mercury General Corp.	446,062

		1,243,505

	Leisure Equipment & Products — 0.2%
5,850	Mattel, Inc.	265,063

	Machinery — 0.1%
4,073	Briggs & Stratton Corp.	80,645

	Media — 0.4%
5,542	Cinemark Holdings, Inc.	154,733
7,688	Meredith Corp.	366,717

		521,450

	Metals & Mining — 0.2%
13,461	Cliffs Natural Resources, Inc.	218,741
6,045	Commercial Metals Co.	89,285

		308,026

	Multi Utilities — 3.1%
7,005	Alliant Energy Corp.	353,192
8,445	Avista Corp.	228,184
7,159	Black Hills Corp.	349,001
7,101	CenterPoint Energy, Inc.	166,803
6,852	CMS Energy Corp.	186,169
7,077	Dominion Resources, Inc.	402,115
7,008	DTE Energy Co.	469,606
8,780	Integrys Energy Group, Inc.	513,893
6,902	NiSource, Inc.	197,673

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	Multi Utilities — continued
7,725	PG&E Corp.	$353,264
8,194	Public Service Enterprise Group, Inc.	267,616
7,435	SCANA Corp.	365,059
5,785	Sempra Energy	472,982
9,218	TECO Energy, Inc.	158,457

		4,484,014

	Oil, Gas & Consumable Fuels — 0.8%
5,745	Chevron Corp.	679,863
7,855	ConocoPhillips	475,228

		1,155,091

	Pharmaceuticals — 0.8%
7,352	Bristol-Myers Squibb Co.	328,561
6,998	Eli Lilly & Co.	343,742
6,804	Merck & Co., Inc.	316,046
6,055	Pfizer, Inc.	169,600

		1,157,949

	Real Estate Management & Development — 0.5%
11,900	Brookfield Office Properties, Inc.	198,492
31,000	Forest City Enterprises, Inc., Class A(b)	555,210

		753,702

	REITs – Apartments — 4.3%
11,300	American Campus Communities, Inc.	459,458
13,200	AvalonBay Communities, Inc.	1,780,812
10,900	BRE Properties, Inc.	545,218
11,300	Camden Property Trust	781,282
43,500	Equity Residential	2,525,610

		6,092,380

	REITs – Diversified — 3.0%
14,900	American Assets Trust, Inc.	459,814
23,600	DuPont Fabros Technology, Inc.	569,940
15,400	EPR Properties	774,158
20,500	First Potomac Realty Trust	267,730
17,000	Liberty Property Trust	628,320
15,400	Retail Properties of America, Inc., Class A	219,912
16,500	Vornado Realty Trust	1,367,025

		4,286,899

	REITs – Healthcare — 3.2%
2,500	Aviv REIT, Inc.	63,225
34,100	HCP, Inc.	1,549,504
20,100	Health Care REIT, Inc.	1,347,303
23,300	Ventas, Inc.	1,618,418

		4,578,450

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Hotels — 1.3%
71,200	Host Hotels & Resorts, Inc.	$1,201,144
5,400	Pebblebrook Hotel Trust	139,590
20,600	RLJ Lodging Trust	463,294

		1,804,028

	REITs – Manufactured Homes — 0.4%
6,800	Equity Lifestyle Properties, Inc.	534,412

	REITs – Multi Asset Class — 0.1%
8,100	Armada Hoffler Properties, Inc.	95,418

	REITs – Office Property — 3.1%
9,600	Alexandria Real Estate Equities, Inc.	630,912
32,000	BioMed Realty Trust, Inc.	647,360
15,800	Boston Properties, Inc.	1,666,426
6,100	Douglas Emmett, Inc.	152,195
21,600	Kilroy Realty Corp.	1,145,016
11,400	Piedmont Office Realty Trust, Inc., Class A	203,832

		4,445,741

	REITs – Regional Malls — 4.0%
22,100	Macerich Co. (The)	1,347,437
27,800	Simon Property Group, Inc.	4,390,176

		5,737,613

	REITs – Shopping Centers — 2.1%
42,100	DDR Corp.	700,965
8,900	Federal Realty Investment Trust	922,752
18,000	Ramco-Gershenson Properties Trust	279,540
14,600	Regency Centers Corp.	741,826
25,300	Retail Opportunity Investments Corp.	351,670

		2,996,753

	REITs – Single Tenant — 0.3%
11,700	National Retail Properties, Inc.	402,480

	REITs – Storage — 2.1%
19,100	CubeSmart	305,218
18,500	Extra Space Storage, Inc.	775,705
12,600	Public Storage	1,931,958

		3,012,881

	REITs – Warehouse/Industrials — 1.3%
51,000	ProLogis, Inc.	1,923,720

	Thrifts & Mortgage Finance — 0.3%
6,956	Hudson City Bancorp, Inc.	63,717
13,488	New York Community Bancorp, Inc.	188,832
9,178	People’s United Financial, Inc.	136,752

		389,301

	Tobacco — 1.8%
9,200	Altria Group, Inc.	321,908
26,705	Lorillard, Inc.	1,166,474

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	Tobacco — continued
7,446	Philip Morris International, Inc.	$644,973
7,036	Universal Corp.	407,033

		2,540,388

	Trading Companies & Distributors — 0.3%
176	United Rentals, Inc.(b)	8,784
5,931	Watsco, Inc.	497,967

		506,751

	Total Common Stocks (Identified Cost $61,520,733)	69,360,396

Principal Amount (‡)
Bonds and Notes — 47.5%
Non-Convertible Bonds — 44.4%
	ABS Car Loan — 0.3%
$160,000	Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.570%, 10/15/2017	159,079
190,000	Honda Auto Receivables Owner Trust, Series 2013-2, Class A3, 0.530%, 2/16/2017	188,985
94,000	World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.640%, 4/16/2018	93,279

		441,343

	ABS Credit Card — 0.2%
298,000	Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 0.475%, 5/26/2020(c)	296,287

	ABS Home Equity — 1.4%
148,421	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.976%, 11/20/2034(c)	135,355
50,000	Banc of America Funding Trust, Series 2005-4, Class 1A3, 5.500%, 8/25/2035	50,389
91,415	Banc of America Mortgage Securities, Inc., Series 2004-8, Class 1A19, 5.500%, 10/25/2034	94,113
117,956	Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A2, 2.958%, 2/25/2034(c)	115,505
40,448	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.945%, 2/25/2035(c)	39,297
4,525	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 11A1, 2.996%, 1/25/2035(c)	4,228
14,860	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 2A, 2.608%, 7/25/2034(c)	14,339
3,049	Citicorp Mortgage Securities, Inc., Series 2006-5, Class 1A2, 6.000%, 10/25/2036	3,027
25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	23,542
29,646	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.629%, 9/20/2034(c)	27,692
41,216	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.463%, 4/25/2035(c)	31,734

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$52,802	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	$52,285
19,201	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028	19,750
17,948	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	18,266
84,499	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.494%, 7/19/2035(c)	75,702
73,526	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.133%, 12/25/2034(c)	62,369
119,094	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.713%, 12/25/2034(c)	116,384
12,713	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.513%, 7/25/2045(c)	11,028
55,797	JPMorgan Mortgage Trust, Series 2007-A1, Class 5A1, 3.005%, 7/25/2035(c)	54,582
52,607	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.353%, 1/25/2047(c)	38,746
18,499	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A2, 0.463%, 11/25/2035(c)	17,613
75,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	74,766
61,524	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.862%, 5/25/2036(c)	52,474
75,000	Residential Accredit Loans, Inc., Series 2003-QS17, Class CB5, 5.500%, 9/25/2033	76,923
184,792	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	195,048
57,602	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-21XS, Class 1A5, 5.000%, 12/25/2034	59,545
40,718	WaMu Mortgage Pass Through Certificates, Series 2004-AR1, Class A, 2.558%, 3/25/2034(c)	40,055
140,804	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.436%, 1/25/2035(c)	141,074
11,954	WaMu Mortgage Pass Through Certificates, Series 2006-AR17, Class 1A1A, 0.979%, 12/25/2046(c)	10,482
25,280	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.934%, 4/25/2047(c)	21,796
55,856	Wells Fargo Mortgage Backed Securities, Series 2003-N, Class 1A2, 4.591%, 12/25/2033(c)	56,771
70,062	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.693%, 12/25/2033(c)	70,370
124,053	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 4.904%, 2/25/2034(c)	124,158
59,116	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	59,321
55,877	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.682%, 3/25/2035(c)	56,063

		2,044,792

	ABS Other — 0.2%
280,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	279,568

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — 0.3%
$200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	$165,666
300,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	272,430

		438,096

	Airlines — 1.2%
50,000	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.125%, 11/15/2026, 144A	49,875
35,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	34,913
180,000	British Airways PLC, 5.625%, 6/20/2020, 144A	181,800
20,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	20,200
80,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	80,800
38,967	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	43,643
13,159	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	14,606
778,117	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	832,585
129,766	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	136,254
114,917	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	124,685
204,844	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	217,135

		1,736,496

	Automotive — 0.0%
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	39,550

	Banking — 2.8%
185,000	Ally Financial, Inc., 3.125%, 1/15/2016	184,560
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	76,960
600,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	247,384
500,000	Bank of Montreal, 1.950%, 1/30/2018	511,100
500,000	Bank of Nova Scotia, 1.950%, 1/30/2017	510,900
250,000	Barclays Bank PLC, EMTN, 6.000%, 1/14/2021, (EUR)	351,967
105,000	Citigroup, Inc., 5.875%, 2/22/2033	100,950
25,000	Citigroup, Inc., 6.000%, 10/31/2033	24,376
20,000	Citigroup, Inc., 6.125%, 8/25/2036	19,582
185,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	186,299
100,000	HBOS PLC, 6.000%, 11/01/2033, 144A	92,257
100,000	Intesa Sanpaolo S.p.A., 6.500%, 2/24/2021, 144A	100,717
120,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	89,300
400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	393,745
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	106,946
100,000	Morgan Stanley, 4.875%, 11/01/2022	98,790
210,000	Morgan Stanley, 5.500%, 7/24/2020	226,146
100,000	Morgan Stanley, 5.750%, 1/25/2021	108,545
175,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	173,800
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	97,420

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$310,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	$286,415
40,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	35,270

		4,023,429

	Brokerage — 0.4%
140,000	Jefferies Group LLC, 5.125%, 1/20/2023	138,921
45,000	Jefferies Group LLC, 6.250%, 1/15/2036	43,425
20,000	Jefferies Group LLC, 6.450%, 6/08/2027	19,700
295,000	Jefferies Group LLC, 6.500%, 1/20/2043	282,439
95,000	Jefferies Group LLC, 6.875%, 4/15/2021	104,480

		588,965

	Building Materials — 0.5%
25,000	HD Supply, Inc., 7.500%, 7/15/2020, 144A	25,313
170,000	Masco Corp., 5.850%, 3/15/2017	179,350
40,000	Masco Corp., 6.500%, 8/15/2032	39,800
15,000	Masco Corp., 7.750%, 8/01/2029	16,559
300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	120,290
250,000	USG Corp., 6.300%, 11/15/2016	255,000

		636,312

	Chemicals — 0.2%
200,000	Hercules, Inc., 6.500%, 6/30/2029	174,000
70,000	Methanex Corp., 3.250%, 12/15/2019	67,766
25,000	Methanex Corp., 5.250%, 3/01/2022	26,206
55,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	59,129

		327,101

	Commercial Mortgage-Backed Securities — 1.2%
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	295,906
75,000	CW Capital Cobalt Ltd., Series 2006-C1, Class AM, 5.254%, 8/15/2048	78,548
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.728%, 11/10/2046, 144A(c)	191,447
400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.171%, 12/05/2031, 144A(c)	398,273
185,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.982%, 8/10/2045(c)	177,852
25,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	25,024
100,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.763%, 4/12/2049(c)	106,440
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.982%, 8/12/2045, 144A(c)	109,102
100,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	96,630
130,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM, 5.603%, 10/15/2048	140,710
125,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.646%, 2/15/2044, 144A(c)	119,087

		1,739,019

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Products — 0.1%
$160,000	Avon Products, Inc., 5.000%, 3/15/2023	$159,038

	Diversified Manufacturing — 0.1%
200,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	194,000

	Electric — 0.8%
500,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	491,250
115,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	65,828
88,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	48,999
100,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	103,853
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	277,050
117,072	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(d)	98,926

		1,085,906

	Financial Other — 0.3%
165,000	Aviation Capital Group Corp., 4.625%, 1/31/2018, 144A	162,438
110,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	115,847
200,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	175,500

		453,785

	Food & Beverage — 0.0%
50,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	51,976

	Gaming — 0.2%
145,000	MGM Resorts International, 6.750%, 10/01/2020	150,075
95,000	MGM Resorts International, 7.500%, 6/01/2016	103,550
40,000	MGM Resorts International, 8.625%, 2/01/2019	45,200

		298,825

	Government Guaranteed — 0.3%
250,000	Kommunalbanken AS, 2.375%, 1/19/2016	259,648
165,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	141,782

		401,430

	Government Owned – No Guarantee — 0.4%
600,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A	555,000

	Healthcare — 1.1%
25,000	HCA, Inc., 7.050%, 12/01/2027	24,500
75,000	HCA, Inc., 7.500%, 12/15/2023	78,000
520,000	HCA, Inc., 7.500%, 11/06/2033	535,600
310,000	HCA, Inc., 7.690%, 6/15/2025	334,800
20,000	HCA, Inc., 8.360%, 4/15/2024	22,600
140,000	HCA, Inc., MTN, 7.580%, 9/15/2025	148,400
50,000	HCA, Inc., MTN, 7.750%, 7/15/2036	50,250
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016	374,234

		1,568,384

	Home Construction — 0.7%
80,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	83,800
80,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(b)	27,200

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Home Construction — continued
$105,000	KB Home, 7.250%, 6/15/2018	$111,300
150,000	KB Home, 7.500%, 9/15/2022	160,875
65,000	Lennar Corp., 5.000%, 11/15/2022, 144A	61,750
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	73,600
485,000	Pulte Group, Inc., 6.375%, 5/15/2033	453,475

		972,000

	Independent Energy — 0.5%
30,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	32,550
105,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	59,850
400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	116,000
200,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	63,000
142,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	172,536
50,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	47,500
45,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	44,550
105,000	Southwestern Energy Co., 4.100%, 3/15/2022	104,552

		640,538

	Life Insurance — 0.3%
85,000	American International Group, Inc., 4.875%, 6/01/2022	90,604
300,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	366,000

		456,604

	Local Authorities — 1.4%
260,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	274,306
235,000	Province of Ontario, Canada, 2.950%, 2/05/2015	243,903
780,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	804,052
535,000	Province of Ontario, Canada, 4.750%, 1/19/2016	587,376
140,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	115,599

		2,025,236

	Lodging — 0.0%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	37,975
1,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,116

		39,091

	Metals & Mining — 1.4%
210,000	Alcoa, Inc., 5.900%, 2/01/2027	196,433
40,000	Alcoa, Inc., 6.750%, 1/15/2028	39,749
100,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022	88,424
245,000	ArcelorMittal, 6.000%, 3/01/2021	243,775
135,000	ArcelorMittal, 6.750%, 2/25/2022	138,375
225,000	ArcelorMittal, 7.250%, 3/01/2041	210,375
100,000	ArcelorMittal, 7.500%, 10/15/2039	95,000
130,000	Arch Coal, Inc., 7.250%, 6/15/2021	105,300
325,000	Newcrest Finance Pty Ltd., 4.200%, 10/01/2022, 144A	280,205
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	200,000
200,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	179,000

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — continued
$10,000	United States Steel Corp., 6.650%, 6/01/2037	$8,425
145,000	Xstrata Finance Canada Ltd., 4.950%, 11/15/2021, 144A	140,377

		1,925,438

	Mortgage Related — 1.9%
389,697	FHLMC, 3.500%, 8/01/2042	395,276
2,211,813	FNMA, 3.500%, with various maturities from 2042 to 2043(e)(f)	2,248,993

		2,644,269

	Non-Captive Consumer — 1.0%
250,000	SLM Corp., 5.500%, 1/25/2023	238,051
180,000	SLM Corp., MTN, 7.250%, 1/25/2022	189,000
65,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	63,047
397,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	329,510
115,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	127,650
505,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	495,531

		1,442,789

	Non-Captive Diversified — 0.7%
400,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%, 12/29/2049	452,000
15,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	12,214
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	80,800
80,000	International Lease Finance Corp., 6.250%, 5/15/2019	82,200
35,000	International Lease Finance Corp., 8.250%, 12/15/2020	39,331
105,000	International Lease Finance Corp., 8.625%, 1/15/2022	120,750
140,000	iStar Financial, Inc., 7.125%, 2/15/2018	145,250
70,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	71,400

		1,003,945

	Packaging — 0.1%
65,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	68,575

	Paper — 0.2%
205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	234,211
5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,720
30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	36,014

		275,945

	Pharmaceuticals — 0.5%
620,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	613,025
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	15,019
10,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	10,150

		638,194

	Pipelines — 0.1%
70,000	Energy Transfer Partners LP, 5.200%, 2/01/2022	74,079
100,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	107,161

		181,240

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — 0.4%
$520,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	$568,524

	REITs – Warehouse/Industrials — 0.0%
20,000	ProLogis LP, 6.625%, 5/15/2018	23,020
30,000	ProLogis LP, 6.875%, 3/15/2020	34,810

		57,830

	Retailers — 1.4%
214,013	CVS Pass-Through Trust, 7.507%, 1/10/2032, 144A	263,740
400,000	Dillard’s, Inc., 6.625%, 1/15/2018	440,000
205,000	Dillard’s, Inc., 7.000%, 12/01/2028	215,250
45,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	35,100
205,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	166,563
100,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	112,308
225,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	262,904
490,000	Toys R Us, Inc., 7.375%, 10/15/2018	442,225

		1,938,090

	Sovereigns — 0.2%
700,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	288,615

	Supermarkets — 0.4%
35,000	Delhaize Group S.A., 5.700%, 10/01/2040	33,250
320,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	220,800
255,000	SUPERVALU, Inc., 6.750%, 6/01/2021, 144A	237,150

		491,200

	Supranational — 0.5%
560,000	Asian Development Bank, GMTN, 2.500%, 3/15/2016	587,272
400,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	179,335

		766,607

	Technology — 1.1%
470,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	356,025
390,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	292,500
110,000	Arrow Electronics, Inc., 3.000%, 3/01/2018	109,842
195,000	Flextronics International Ltd., 5.000%, 2/15/2023, 144A	188,663
280,000	Hewlett-Packard Co., 4.650%, 12/09/2021	280,026
415,000	Jabil Circuit, Inc., 4.700%, 9/15/2022	399,437

		1,626,493

	Treasuries — 17.0%
635,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	627,549
515,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	509,188
255,000	Canadian Government, 3.500%, 6/01/2020, (CAD)	263,600
15,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	20,384
10,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	13,161
15,000	Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	20,362
160,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	223,453
10,000	Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	14,310

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
1,570,000	Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)	$495,169
71,500(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	594,300
7,300(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	75,961
30,000(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	269,682
10,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	258,748
215,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	249,602
470,000	Spain Government Bond, 4.650%, 7/30/2025, (EUR)	595,478
900,000	U.S. Treasury Bond, 2.875%, 5/15/2043	796,500
1,370,488	U.S. Treasury Inflation Indexed Bond, 0.625%, 2/15/2043(g)	1,152,602
1,613,804	U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(f)(g)	1,990,518
6,572,860	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017(g)	6,743,860
171,015	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(g)	175,424
3,503,468	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2022(g)	3,431,482
2,851,584	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2022(g)	2,787,201
181,339	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023(g)	175,828
580,000	U.S. Treasury Note, 0.250%, 3/31/2014	580,385
2,075,000	U.S. Treasury Note, 0.250%, 10/31/2014(f)	2,075,811
2,219,485	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	126,260

		24,266,818

	Wireless — 0.7%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	305,891
230,000	American Tower Corp., 4.700%, 3/15/2022	231,976
495,000	Sprint Capital Corp., 6.875%, 11/15/2028	475,200
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	22,000

		1,035,067

	Wirelines — 1.9%
10,000	CenturyLink, Inc., 5.625%, 4/01/2020	10,100
80,000	CenturyLink, Inc., 7.650%, 3/15/2042	76,000
240,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	228,000
300,000	Embarq Corp., 7.995%, 6/01/2036	316,544
175,000	Frontier Communications Corp., 7.125%, 3/15/2019	184,188
75,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	74,813
70,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	73,500
85,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	90,525
400,000	OI European Group BV, 9.750%, 9/15/2016, 144A, (BRL)	165,819
15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,500
315,000	Qwest Corp., 7.250%, 10/15/2035	316,575
269,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	243,930
402,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	375,438
40,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	39,393
45,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	45,666
75,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	76,882
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	77,321

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	$82,342
100,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	156,379

		2,649,915

	Total Non-Convertible Bonds (Identified Cost $64,327,556)	63,362,325

Convertible Bonds — 3.1%
	Automotive — 0.2%
115,000	Ford Motor Co., 4.250%, 11/15/2016	207,791

	Brokerage — 0.0%
60,000	Jefferies Group LLC, 3.875%, 11/01/2029	63,938

	Construction Machinery — 0.2%
190,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	274,906

	Diversified Manufacturing — 0.1%
170,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	172,125
20,000	Trinity Industries, Inc., 3.875%, 6/01/2036	23,450

		195,575

	Home Construction — 0.7%
10,000	Lennar Corp., 2.000%, 12/01/2020, 144A	13,288
160,000	Lennar Corp., 2.750%, 12/15/2020, 144A	273,900
240,000	Lennar Corp., 3.250%, 11/15/2021, 144A	402,900
205,000	Standard Pacific Corp., 1.250%, 8/01/2032	261,503

		951,591

	Independent Energy — 0.2%
75,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	70,641
25,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	24,812
130,000	Cobalt International Energy, Inc., 2.625%, 12/01/2019	137,881

		233,334

	Life Insurance — 0.1%
100,000	Old Republic International Corp., 3.750%, 3/15/2018	112,500

	Metals & Mining — 0.1%
150,000	Peabody Energy Corp., 4.750%, 12/15/2066	104,156
85,000	United States Steel Corp., 2.750%, 4/01/2019	83,885

		188,041

	Non-Captive Diversified — 0.1%
70,000	iStar Financial, Inc., 3.000%, 11/15/2016	83,037

	Oil Field Services — 0.1%
105,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019, 144A	127,312

	Pharmaceuticals — 0.2%
75,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	169,734
65,000	Mylan, Inc., 3.750%, 9/15/2015	154,050

		323,784

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — 1.1%
$250,000	Ciena Corp., 0.875%, 6/15/2017	$240,312
65,000	Ciena Corp., 3.750%, 10/15/2018, 144A	81,331
520,000	Intel Corp., 2.950%, 12/15/2035	565,825
95,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	105,391
55,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	85,388
150,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	239,625
35,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	55,847
135,000	Nuance Communications, Inc., 2.750%, 11/01/2031	139,050
80,000	Xilinx, Inc., 2.625%, 6/15/2017	114,300

		1,627,069

	Textile — 0.0%
45,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	50,794

	Total Convertible Bonds (Identified Cost $3,852,803)	4,439,672

Municipals — 0.0%
	Michigan — 0.0%
45,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034 (Identified Cost $44,998)	38,667

	Total Bonds and Notes (Identified Cost $68,225,357)	67,840,664

Shares
Preferred Stocks — 1.8%
Convertible Preferred Stocks — 1.1%
	Automotive — 0.6%
15,950	General Motors Co., Series B, 4.750%	768,152
1,250	Goodyear Tire & Rubber Co. (The), 5.875%	61,575

		829,727

	Banking — 0.1%
19	Bank of America Corp., Series L, 7.250%	21,100
70	Wells Fargo & Co., Series L, Class A, 7.500%	83,580

		104,680

	Independent Energy — 0.0%
45	Chesapeake Energy Corp., Series A, 5.750%, 144A	46,153

	Metals & Mining — 0.2%
14,284	Cliffs Natural Resources, Inc., 7.000%	253,398

	Non-Captive Diversified — 0.1%
1,780	iStar Financial, Inc., Series J, 4.500%	96,120

	REITs – Healthcare — 0.1%
3,900	Health Care REIT, Inc., Series I, 6.500%	242,151

	Total Convertible Preferred Stocks (Identified Cost $1,543,537)	1,572,229

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
Non-Convertible Preferred Stocks — 0.7%
	Banking — 0.7%
4,375	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	$113,138
267	Ally Financial, Inc., Series G, 7.000%, 144A	253,775
4,125	Countrywide Capital IV, 6.750%	103,084
20,424	SunTrust Banks. Inc., 5.875%	485,274

	Total Non-Convertible Preferred Stocks (Identified Cost $859,712)	955,271

	Total Preferred Stocks (Identified Cost $2,403,249)	2,527,500

Notional Amount
Purchased Swaptions — 0.7%
	Interest Rate Swaptions — 0.7%
$10,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 3-month LIBOR, Receive 0.674%(h)	19,803
6,950,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 3-month LIBOR, Receive 1.378%(h)	20,245
17,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3.440%, Receive 3-month LIBOR(h)	894,390

	Total Purchased Swaptions (Identified Cost $976,253)	934,438

Principal Amount
Short-Term Investments — 2.2%
3,156,248	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $3,156,248 on 7/01/2013 collateralized by $2,455,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $2,347,594; $685,000 U.S. Treasury Bond, 5.250% due 2/15/2029 valued at $882,520 including accrued interest (Note 2 of Notes to Financial Statements)	3,156,248
25,000	U.S. Treasury Bill, 0.082%, 7/05/2013(i)(j)	25,000

	Total Short-Term Investments (Identified Cost $3,181,248)	3,181,248

	Total Investments — 100.8% (Identified Cost $136,306,840)(a)	143,844,246
	Other assets less liabilities — (0.8)%	(1,180,036)

	Net Assets — 100.0%	$142,664,210

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Notional Amount	Description	Value (†)
Written Swaptions — (0.4)%
Interest Rate Swaptions — (0.4)%
$10,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 0.398%, Receive 3-month LIBOR(h)	$(2,079)
6,950,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 0.957%, Receive 3-month LIBOR(h)	(2,161)
17,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3-month LIBOR, Receive 3.940%(h)	(595,455)

	Total Written Swaptions (Premiums Received $588,139)	$(599,695)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At June 30, 2013, the net unrealized appreciation on investments based on a cost of $136,605,488 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,451,806
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,213,048)

	Net unrealized appreciation	$7,238,758

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or swaptions.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Counterparty is Citibank, N.A.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)	This security has been pledged as initial margin for potential futures activity.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $10,344,371 or 7.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
UYU	Uruguayan Peso

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/04/2013	British Pound	67,000	$101,861	$(635)
Sell[2]	7/31/2013	Euro	50,000	65,090	443
Sell[2]	7/31/2013	Euro	1,348,000	1,754,825	(107)

Total					$(299)

1 Counterparty is Credit Suisse International.

2 Counterparty is Barclays Bank PLC.

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Diversified Income Fund – (continued)

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	17.0%
REITs – Apartments	4.3
REITs – Regional Malls	4.0
Banking	3.6
REITs – Healthcare	3.3
Multi Utilities	3.1
REITs – Office Property	3.1
REITs – Diversified	3.0
Electric Utilities	3.0
Technology	2.2
REITs – Storage	2.1
REITs – Shopping Centers	2.1
Other Investments, less than 2% each	47.8
Short-Term Investments	2.2

Total Investments	100.8
Other assets less liabilities (including open written swaptions and forward foreign currency contracts)	(0.8)

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 92.3% of Net Assets
	Australia — 5.3%
141,900	Amcor Ltd.	$1,311,427
934,068	AMP Ltd.	3,612,421
227,258	Orica Ltd.	4,283,918

		9,207,766

	Canada — 1.9%
99,000	Thomson Reuters Corp.	3,230,655

	France — 10.6%
109,842	BNP Paribas S.A.	6,013,303
9,200	Christian Dior S.A.	1,486,289
38,900	Danone S.A.	2,927,939
6	Groupe Fnac (Rights)(b)	16
16,750	Kering	3,408,409
11,600	LVMH Moet Hennessy Louis Vuitton S.A.	1,883,311
39,500	Publicis Groupe	2,813,154

		18,532,421

	Germany — 10.8%
33,300	Allianz SE, (Registered)	4,860,510
51,800	Bayerische Motoren Werke AG	4,520,908
11,100	Continental AG	1,479,730
120,000	Daimler AG, (Registered)	7,244,263
11,200	SAP AG	817,857

		18,923,268

	Ireland — 1.0%
93,000	Experian PLC	1,616,318
850,300	Governor & Co. of the Bank of Ireland (The)(b)	173,392

		1,789,710

	Israel — 2.1%
73,600	Check Point Software Technologies Ltd.(b)	3,656,448

	Italy — 6.2%
418,200	Fiat Industrial SpA	4,655,348
3,854,700	Intesa Sanpaolo SpA	6,169,599

		10,824,947

	Japan — 13.6%
132,500	Canon, Inc.	4,342,459
537,000	Daiwa Securities Group, Inc.	4,497,331
3,500	FANUC Corp.	506,544
93,700	Honda Motor Co. Ltd.	3,480,902
35,400	Meitec Corp.	822,254
72,000	Olympus Corp.(b)	2,187,892
81,200	Omron Corp.	2,420,815
48,000	Rohm Co. Ltd.	1,949,340
18,200	Secom Co. Ltd.	989,544

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	Japan — continued
43,500	Toyota Motor Corp.	$2,623,825

		23,820,906

	Mexico — 0.1%
7,300	Grupo Televisa SAB, Sponsored ADR	181,332

	Netherlands — 5.0%
58,094	Akzo Nobel NV	3,278,012
12,700	Heineken Holding NV	711,793
117,600	Koninklijke Ahold NV	1,749,058
110,689	Koninklijke Philips Electronics	3,017,502

		8,756,365

	Sweden — 4.8%
11,450	Assa Abloy AB, Series B	447,486
116,600	Atlas Copco AB, Series B	2,495,325
103,500	Hennes & Mauritz AB, Series B	3,405,290
90,500	SKF AB, Series B	2,120,154

		8,468,255

	Switzerland — 16.5%
72,100	Adecco S.A., (Registered)	4,106,234
36,500	Cie Financiere Richemont S.A., Class A	3,218,870
301,658	Credit Suisse Group AG, (Registered)	7,986,116
625	Geberit AG, (Registered)	154,827
950	Givaudan S.A., (Registered)	1,224,146
49,700	Holcim Ltd., (Registered)	3,459,432
37,600	Kuehne & Nagel International AG, (Registered)	4,125,286
48,600	Nestle S.A., (Registered)	3,189,150
18,100	Novartis AG, (Registered)	1,282,033
650	Roche Holding AG	161,328

		28,907,422

	United Kingdom — 14.0%
113,400	Diageo PLC	3,251,891
77,100	GlaxoSmithKline PLC	1,927,208
5,598,200	Lloyds Banking Group PLC(b)	5,376,012
92,900	Schroders PLC	3,083,990
100	Schroders PLC, (Non Voting)	2,614
135,600	Smiths Group PLC	2,697,732
670,800	Tesco PLC	3,378,024
105,500	Willis Group Holdings PLC	4,302,290
11,156	Wolseley PLC	514,733

		24,534,494

	United States — 0.4%
9,900	Signet Jewelers Ltd.	667,557

	Total Common Stocks (Identified Cost $154,993,862)	161,501,546

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Oakmark International Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 7.3%
$12,807,617	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $12,807,617 on 7/01/2013 collateralized by $13,665,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $13,067,156 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,807,617)	$12,807,617

	Total Investments — 99.6% (Identified Cost $167,801,479)(a)	174,309,163
	Other assets less liabilities — 0.4%	724,919

	Net Assets — 100.0%	$175,034,082

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $167,801,479 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,542,130
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,034,446)

	Net unrealized appreciation	$6,507,684

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	12/18/2013	Australian Dollar	3,940,000	$3,561,256	$445,331
Sell	8/19/2013	Japanese Yen	219,000,000	2,208,535	100,642
Buy	9/18/2013	Swedish Krona	325,000	48,379	(1,376)
Sell	9/18/2013	Swedish Krona	8,370,000	1,245,953	14,188
Sell	9/18/2013	Swedish Krona	4,000,000	595,438	(1,455)
Buy	9/18/2013	Swiss Franc	1,150,000	1,218,362	34,260
Sell	9/18/2013	Swiss Franc	6,310,000	6,685,099	124,346

Total					$715,936

1 Counterparty is State Street Bank and Trust Company.

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis Oakmark International Fund – (continued)

Industry Summary at June 30, 2013 (Unaudited)

Automobiles	10.2%
Commercial Banks	10.1
Capital Markets	9.0
Insurance	7.4
Textiles, Apparel & Luxury Goods	5.7
Machinery	5.6
Chemicals	5.0
Professional Services	3.7
Media	3.6
Food Products	3.5
Industrial Conglomerates	3.2
Food & Staples Retailing	2.9
Software	2.6
Office Electronics	2.5
Marine	2.4
Specialty Retail	2.3
Beverages	2.2
Construction Materials	2.0
Other Investments, less than 2% each	8.4
Short-Term Investments	7.3

Total Investments	99.6
Other assets less liabilities (including open forward foreign currency contracts)	0.4

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

Euro	32.7%
Swiss Franc	16.5
Japanese Yen	13.6
British Pound	12.4
United States Dollar	12.4
Australian Dollar	5.3
Swedish Krona	4.8
Canadian Dollar	1.9

Total Investments	99.6
Other assets less liabilities (including open forward foreign currency contracts)	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund

Shares	Description	Value (†)
Common Stocks — 97.1% of Net Assets
	Aerospace & Defense — 1.0%
24,500	Boeing Co. (The)	$2,509,780
7,834	TransDigm Group, Inc.	1,228,136

		3,737,916

	Air Freight & Logistics — 2.0%
45,948	Expeditors International of Washington, Inc.	1,746,483
38,600	FedEx Corp.	3,805,188
23,479	United Parcel Service, Inc., Class B	2,030,464

		7,582,135

	Auto Components — 2.7%
33,800	Autoliv, Inc.	2,615,782
67,600	Delphi Automotive PLC	3,426,644
35,058	Lear Corp.	2,119,607
31,500	TRW Automotive Holdings Corp.(b)	2,092,860

		10,254,893

	Automobiles — 1.2%
141,500	General Motors Co.(b)	4,713,365

	Beverages — 1.4%
16,658	Beam, Inc.	1,051,286
32,591	Coca-Cola Co. (The)	1,307,225
1,908	Diageo PLC, Sponsored ADR	219,325
23,014	Monster Beverage Corp.(b)	1,398,561
29,533	SABMiller PLC, Sponsored ADR	1,423,195

		5,399,592

	Biotechnology — 1.7%
14,336	Amgen, Inc.	1,414,390
12,995	BioMarin Pharmaceutical, Inc.(b)	724,991
9,914	Onyx Pharmaceuticals, Inc.(b)	1,080,725
8,869	Pharmacyclics, Inc.(b)	704,820
13,052	Puma Biotechnology, Inc.(b)	579,117
3,263	Regeneron Pharmaceuticals, Inc.(b)	733,784
17,907	TESARO, Inc.(b)	586,275
8,443	Vertex Pharmaceuticals, Inc.(b)	674,342

		6,498,444

	Building Products — 0.7%
28,098	Armstrong World Industries, Inc.(b)	1,342,803
38,377	Fortune Brands Home & Security, Inc.	1,486,725

		2,829,528

	Capital Markets — 4.5%
9,886	Affiliated Managers Group, Inc.(b)	1,620,711
6,700	BlackRock, Inc.	1,720,895
31,236	Franklin Resources, Inc.	4,248,721
24,500	Goldman Sachs Group, Inc. (The)	3,705,625
17,523	Greenhill & Co., Inc.	801,502
28,591	Legg Mason, Inc.	886,607

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
43,234	Raymond James Financial, Inc.	$1,858,197
56,848	SEI Investments Co.	1,616,189
4,169	Virtus Investment Partners, Inc.(b)	734,869

		17,193,316

	Chemicals — 1.7%
15,023	Axiall Corp.	639,679
25,721	Cytec Industries, Inc.	1,884,063
6,841	Quaker Chemical Corp.	424,211
14,345	Westlake Chemical Corp.	1,383,002
25,658	WR Grace & Co.(b)	2,156,298

		6,487,253

	Commercial Banks — 4.2%
186,528	KeyCorp	2,059,269
36,557	Prosperity Bancshares, Inc.	1,893,287
17,143	Signature Bank(b)	1,423,212
15,988	SVB Financial Group(b)	1,332,120
22,804	Texas Capital Bancshares, Inc.(b)	1,011,586
64,500	US Bancorp	2,331,675
151,500	Wells Fargo & Co.	6,252,405

		16,303,554

	Commercial Services & Supplies — 0.7%
16,254	ADT Corp. (The)(b)	647,722
27,917	Rollins, Inc.	723,050
11,322	Stericycle, Inc.(b)	1,250,289

		2,621,061

	Communications Equipment — 1.5%
138,728	Cisco Systems, Inc.	3,372,478
38,365	QUALCOMM, Inc.	2,343,334

		5,715,812

	Construction Materials — 0.4%
21,069	Eagle Materials, Inc.	1,396,243

	Consumer Finance — 1.3%
24,261	American Express Co.	1,813,752
42,300	Capital One Financial Corp.	2,656,863
14,995	Cash America International, Inc.	681,673

		5,152,288

	Diversified Consumer Services — 0.2%
11,171	Ascent Media Corp., Class A(b)	872,120

	Diversified Financial Services — 2.6%
28,756	CBOE Holdings, Inc.	1,341,180
12,800	CME Group, Inc., Class A	972,544
96,100	JPMorgan Chase & Co.	5,073,119
79,457	NASDAQ OMX Group, Inc. (The)	2,605,395

		9,992,238

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund – (continued)

Shares	Description	Value (†)
	Electric Utilities — 0.3%
13,461	ITC Holdings Corp.	$1,228,989

	Electrical Equipment — 1.4%
62,555	Babcock & Wilcox Co.	1,878,527
32,301	Belden, Inc.	1,612,789
21,500	Rockwell Automation, Inc.	1,787,510

		5,278,826

	Electronic Equipment, Instruments & Components — 1.3%
26,712	Amphenol Corp., Class A	2,081,933
48,191	Avnet, Inc.(b)	1,619,218
67,101	Jabil Circuit, Inc.	1,367,518

		5,068,669

	Energy Equipment & Services — 3.3%
6,969	Dril-Quip, Inc.(b)	629,231
66,907	Helix Energy Solutions Group, Inc.(b)	1,541,537
50,000	National Oilwell Varco, Inc.	3,445,000
50,198	Oceaneering International, Inc.	3,624,296
16,591	Oil States International, Inc.(b)	1,536,990
24,296	Schlumberger Ltd.	1,741,052

		12,518,106

	Food Products — 2.3%
149,697	Danone S.A., Sponsored ADR	2,245,455
24,034	Green Mountain Coffee Roasters, Inc.(b)	1,803,992
12,814	Hershey Co. (The)	1,144,034
26,540	Ingredion, Inc.	1,741,555
18,779	J.M. Smucker Co. (The)	1,937,054

		8,872,090

	Gas Utilities — 0.3%
49,320	Questar Corp.	1,176,282

	Health Care Equipment & Supplies — 2.6%
51,036	CareFusion Corp.(b)	1,880,677
63,738	Hologic, Inc.(b)	1,230,143
25,773	Insulet Corp.(b)	809,530
24,600	Medtronic, Inc.	1,266,162
16,004	Teleflex, Inc.	1,240,150
21,240	Varian Medical Systems, Inc.(b)	1,432,638
30,542	Zimmer Holdings, Inc.	2,288,817

		10,148,117

	Health Care Providers & Services — 1.4%
20,233	MEDNAX, Inc.(b)	1,852,938
26,424	Universal Health Services, Inc., Class B	1,769,351
29,373	WellCare Health Plans, Inc.(b)	1,631,670

		5,253,959

	Health Care Technology — 0.3%
12,300	athenahealth, Inc.(b)	1,042,056

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund – (continued)

Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 4.0%
2,952	Chipotle Mexican Grill, Inc.(b)	$1,075,561
38,867	Dunkin’ Brands Group, Inc.	1,664,285
33,689	Interval Leisure Group, Inc.	671,085
82,800	Marriott International, Inc., Class A	3,342,636
17,700	McDonald’s Corp.	1,752,300
73,600	Melco Crown Entertainment Ltd., Sponsored ADR(b)	1,645,696
42,600	Six Flags Entertainment Corp.	1,497,816
25,500	Starwood Hotels & Resorts Worldwide, Inc.	1,611,345
34,527	Wyndham Worldwide Corp.	1,975,980

		15,236,704

	Household Durables — 1.2%
53,527	Jarden Corp.(b)	2,341,806
49,921	KB Home	979,949
16,818	Meritage Homes Corp.(b)	729,229
84,371	Standard Pacific Corp.(b)	702,810

		4,753,794

	Household Products — 0.9%
17,167	Church & Dwight Co., Inc.	1,059,376
9,503	Clorox Co. (The)	790,079
22,916	Procter & Gamble Co. (The)	1,764,303

		3,613,758

	Insurance — 1.6%
102,800	American International Group, Inc.(b)	4,595,160
52,529	Brown & Brown, Inc.	1,693,535

		6,288,695

	Internet & Catalog Retail — 2.1%
11,810	Amazon.com, Inc.(b)	3,279,519
79,569	Liberty Interactive Corp., Class A(b)	1,830,882
16,886	Liberty Ventures, Series A(b)	1,435,479
6,700	Netflix, Inc.(b)	1,414,303

		7,960,183

	Internet Software & Services — 3.5%
42,300	Angie’s List, Inc.(b)	1,123,065
31,379	Cornerstone OnDemand, Inc.(b)	1,358,397
69,287	Facebook, Inc., Class A(b)	1,722,475
5,423	Google, Inc., Class A(b)	4,774,246
30,988	IAC/InterActiveCorp	1,473,789
9,564	LinkedIn Corp., Class A(b)	1,705,261
6,264	MercadoLibre, Inc.	675,009
11,525	OpenTable, Inc.(b)	737,024

		13,569,266

	IT Services — 5.2%
13,311	Alliance Data Systems Corp.(b)	2,409,690
12,915	Automatic Data Processing, Inc.	889,327
35,950	Fidelity National Information Services, Inc.	1,540,098

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund – (continued)

Shares	Description	Value (†)
	IT Services — continued
8,900	MasterCard, Inc., Class A	$5,113,050
23,886	Teradata Corp.(b)	1,199,794
34,927	Visa, Inc., Class A	6,382,909
30,477	WEX, Inc.(b)	2,337,586

		19,872,454

	Life Sciences Tools & Services — 1.1%
13,850	Mettler-Toledo International, Inc.(b)	2,786,620
27,550	PAREXEL International Corp.(b)	1,265,647

		4,052,267

	Machinery — 5.0%
33,399	Actuant Corp., Class A	1,101,165
13,468	Chart Industries, Inc.(b)	1,267,204
27,700	Cummins, Inc.	3,004,342
65,100	Illinois Tool Works, Inc.	4,502,967
59,407	ITT Corp.	1,747,160
22,619	Kadant, Inc.	682,415
7,851	Middleby Corp. (The)(b)	1,335,377
14,400	Parker Hannifin Corp.	1,373,760
61,233	TriMas Corp.(b)	2,282,766
23,686	WABCO Holdings, Inc.(b)	1,769,107

		19,066,263

	Marine — 0.5%
22,571	Kirby Corp.(b)	1,795,297

	Media — 3.9%
62,100	Comcast Corp., Special Class A	2,463,507
22,293	Discovery Communications, Inc., Class A(b)	1,721,242
15,192	Liberty Media Corp., Class A(b)	1,925,738
89,478	Lions Gate Entertainment Corp.(b)	2,457,961
83,088	Live Nation Entertainment, Inc.(b)	1,287,864
31,200	Omnicom Group, Inc.	1,961,544
43,623	Sinclair Broadcast Group, Inc., Class A	1,281,644
50,652	Starz, Class A(b)	1,119,409
13,804	Tribune Co.(b)	785,448

		15,004,357

	Metals & Mining — 0.5%
27,193	Reliance Steel & Aluminum Co.	1,782,773

	Multi Utilities — 0.4%
58,399	CMS Energy Corp.	1,586,701

	Multiline Retail — 0.4%
25,500	Family Dollar Stores, Inc.	1,588,905

	Oil, Gas & Consumable Fuels — 2.4%
23,403	Cabot Oil & Gas Corp.	1,662,081
51,266	Cheniere Energy, Inc.(b)	1,423,144
10,744	Clayton Williams Energy, Inc.(b)	467,364
28,606	Cobalt International Energy, Inc.(b)	760,062

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
30,300	ExxonMobil Corp.	$2,737,605
17,124	Gulfport Energy Corp.(b)	806,027
51,171	QEP Resources, Inc.	1,421,530

		9,277,813

	Personal Products — 0.3%
44,396	Prestige Brands Holdings, Inc.(b)	1,293,699

	Pharmaceuticals — 1.9%
15,514	Actavis, Inc.(b)	1,958,177
16,492	Jazz Pharmaceuticals PLC(b)	1,133,495
21,624	Merck & Co., Inc.	1,004,435
38,204	Mylan, Inc.(b)	1,185,470
26,787	Novartis AG, ADR	1,894,109

		7,175,686

	REITs – Apartments — 0.3%
32,872	American Campus Communities, Inc.	1,336,576

	REITs – Diversified — 0.6%
19,542	Digital Realty Trust, Inc.	1,192,062
27,247	Potlatch Corp.	1,101,869

		2,293,931

	REITs – Healthcare — 0.5%
75,111	Sabra Healthcare REIT, Inc.	1,961,148

	REITs – Office Property — 0.3%
62,121	BioMed Realty Trust, Inc.	1,256,708

	Road & Rail — 2.0%
66,422	Avis Budget Group, Inc.(b)	1,909,632
55,303	Celadon Group, Inc.	1,009,280
7,419	Genesee & Wyoming, Inc., Class A(b)	629,428
29,738	J.B. Hunt Transport Services, Inc.	2,148,273
17,297	Kansas City Southern	1,832,790

		7,529,403

	Semiconductors & Semiconductor Equipment — 6.1%
5,160	Altera Corp.	170,228
6,187	Analog Devices, Inc.	278,786
265,300	Applied Materials, Inc.	3,955,623
41,752	ARM Holdings PLC, Sponsored ADR	1,510,587
19,060	Cree, Inc.(b)	1,217,172
21,073	Hittite Microwave Corp.(b)	1,222,234
242,300	Intel Corp.	5,868,506
93,013	Kulicke & Soffa Industries, Inc.(b)	1,028,724
48,300	Lam Research Corp.(b)	2,141,622
187,471	LSI Corp.(b)	1,338,543
33,860	Microchip Technology, Inc.	1,261,285
65,179	NXP Semiconductors NV(b)	2,019,246
34,400	Texas Instruments, Inc.	1,199,528

		23,212,084

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund – (continued)

Shares	Description	Value (†)
	Software — 5.1%
41,711	Autodesk, Inc.(b)	$1,415,671
19,631	BMC Software, Inc.(b)	886,143
13,192	CommVault Systems, Inc.(b)	1,001,141
12,791	FactSet Research Systems, Inc.	1,303,915
31,801	MICROS Systems, Inc.(b)	1,372,213
41,807	Microsoft Corp.	1,443,596
16,857	NetSuite, Inc.(b)	1,546,461
216,154	Oracle Corp.	6,640,251
22,815	ServiceNow, Inc.(b)	921,498
27,899	Splunk, Inc.(b)	1,293,398
50,604	Synopsys, Inc.(b)	1,809,093

		19,633,380

	Specialty Retail — 3.7%
21,500	Advance Auto Parts, Inc.	1,745,155
38,100	CarMax, Inc.(b)	1,758,696
9,714	Jos. A. Bank Clothiers, Inc.(b)	401,382
56,365	Lowe’s Cos., Inc.	2,305,328
14,076	Lumber Liquidators Holdings, Inc.(b)	1,096,098
93,646	Sally Beauty Holdings, Inc.(b)	2,912,391
31,100	Tiffany & Co.	2,265,324
13,193	Tractor Supply Co.	1,551,629

		14,036,003

	Textiles, Apparel & Luxury Goods — 0.8%
27,171	Michael Kors Holdings Ltd.(b)	1,685,145
19,600	NIKE, Inc., Class B	1,248,128

		2,933,273

	Trading Companies & Distributors — 0.7%
28,592	United Rentals, Inc.(b)	1,427,027
20,946	WESCO International, Inc.(b)	1,423,490

		2,850,517

	Water Utilities — 0.8%
75,869	American Water Works Co., Inc.	3,128,079

	Wireless Telecommunication Services — 0.3%
15,476	SBA Communications Corp., Class A(b)	1,147,081

	Total Common Stocks (Identified Cost $274,336,016)	372,573,650

Closed End Investment Companies — 0.5%
106,323	Ares Capital Corp. (Identified Cost $1,497,686)	1,828,756

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.9%
$11,212,830	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $11,212,830 on 7/01/2013 collateralized by $11,970,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $11,446,312 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $11,212,830)	$11,212,830

	Total Investments — 100.5% (Identified Cost $287,046,532)(a)	385,615,236
	Other assets less liabilities — (0.5)%	(2,033,716)

	Net Assets — 100.0%	$383,581,520

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $287,046,532 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$101,046,223
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,477,519)

	Net unrealized appreciation	$98,568,704

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund – (continued)

Industry Summary at June 30, 2013 (Unaudited)

Semiconductors & Semiconductor Equipment	6.1%
IT Services	5.2
Software	5.1
Machinery	5.0
Capital Markets	4.5
Commercial Banks	4.2
Hotels, Restaurants & Leisure	4.0
Media	3.9
Specialty Retail	3.7
Internet Software & Services	3.5
Energy Equipment & Services	3.3
Auto Components	2.7
Health Care Equipment & Supplies	2.6
Diversified Financial Services	2.6
Oil, Gas & Consumable Fuels	2.4
Food Products	2.3
Internet & Catalog Retail	2.1
Air Freight & Logistics	2.0
Road & Rail	2.0
Other Investments, less than 2% each	30.4
Short-Term Investments	2.9

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  54

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Hansberger International Fund	Natixis Diversified Income Fund	Natixis Oakmark International Fund	Natixis U.S. Multi-Cap Equity Fund
ASSETS
Investments at cost	$55,060,323	$136,306,840	$167,801,479	$287,046,532
Net unrealized appreciation	3,240,506	7,537,406	6,507,684	98,568,704

Investments at value	58,300,829	143,844,246	174,309,163	385,615,236
Cash	26,549	40,422	5	12
Foreign currency at value (identified cost $0, $13,642, $18,724 and $0)	—	13,203	18,735	—
Receivable for Fund shares sold	30,128	464,725	4,528,592	512,240
Receivable for securities sold	603,371	372,651	168,840	1,712,798
Collateral received for open interest rate swaptions (Notes 2 and 4)	—	260,000	—	—
Dividends and interest receivable	89,419	835,279	313,246	187,530
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	443	718,767	—
Tax reclaims receivable	55,255	441	114,460	24,526

TOTAL ASSETS	59,105,551	145,831,410	180,171,808	388,052,342

LIABILITIES
Swaptions written, at value (premiums received $0, $588,139, $0 and $0) (Note 2)	—	599,695	—	—
Payable for securities purchased	639,669	664,483	4,933,641	3,436,360
Payable for Fund shares redeemed	139,294	1,467,641	23,595	180,111
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	742	2,831	—
Due to broker (Note 2)	—	260,000	—	—
Management fees payable (Note 6)	40,146	65,681	120,112	252,157
Deferred Trustees’ fees (Note 6)	148,874	64,959	18,398	413,154
Administrative fees payable (Note 6)	2,183	5,273	5,988	13,979
Payable to distributor (Note 6d)	475	1,197	1,354	1,633
Other accounts payable and accrued expenses	82,126	37,529	31,807	173,428

TOTAL LIABILITIES	1,052,767	3,167,200	5,137,726	4,470,822

NET ASSETS	$58,052,784	$142,664,210	$175,034,082	$383,581,520

NET ASSETS CONSIST OF:
Paid-in capital	$68,053,087	$150,954,776	$166,001,812	$272,738,821
Undistributed (Distributions in excess of) net investment income/Accumulated net investment (loss)	6,400	(158,640)	978,934	(870,553)
Accumulated net realized gain (loss) on investments, futures contracts, swaptions written, swap agreements and foreign currency transactions	(13,243,529)	(15,652,724)	843,425	13,144,548
Net unrealized appreciation on investments, swaptions written and foreign currency translations	3,236,826	7,520,798	7,209,911	98,568,704

NET ASSETS	$58,052,784	$142,664,210	$175,034,082	$383,581,520

See accompanying notes to financial statements.

55  |

Statements of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Hansberger International Fund	Natixis Diversified Income Fund	Natixis Oakmark International Fund	Natixis U.S. Multi-Cap Equity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$47,503,521	$86,686,666	$79,739,146	$322,660,285

Shares of beneficial interest	2,987,958	7,227,370	6,731,999	10,898,344

Net asset value and redemption price per share	$15.90	$11.99	$11.84	$29.61

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$16.87	$12.55	$12.56	$31.42

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,255,445	$—	$—	$8,682,009

Shares of beneficial interest	89,734	—	—	353,760

Net asset value and offering price per share	$13.99	$—	$—	$24.54

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$6,005,516	$54,840,049	$95,294,936	$34,153,483

Shares of beneficial interest	432,186	4,585,933	8,164,170	1,391,099

Net asset value and offering price per share	$13.90	$11.96	$11.67	$24.55

Class Y shares:
Net assets	$3,288,302	$1,137,495	$—	$18,085,743

Shares of beneficial interest	207,062	94,928	—	560,097

Net asset value, offering and redemption price per share	$15.88	$11.98	$—	$32.29

See accompanying notes to financial statements.

|  56

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Hansberger International Fund	Natixis Diversified Income Fund	Natixis Oakmark International Fund	Natixis U.S. Multi-Cap Equity Fund
INVESTMENT INCOME
Dividends	$791,917	$1,232,922	$2,711,299	$2,142,264
Interest	20	1,210,335	3,826	335
Less net foreign taxes withheld	(59,115)	(634)	(252,504)	(11,427)

	732,822	2,442,623	2,462,621	2,131,172

Expenses
Management fees (Note 6)	264,733	386,233	512,948	1,479,692
Service and distribution fees (Note 6)	110,351	379,900	392,695	608,666
Administrative fees (Note 6)	14,607	30,991	26,625	81,633
Trustees’ fees and expenses (Note 6)	12,259	10,470	8,772	22,213
Transfer agent fees and expenses (Note 6)	75,972	47,581	52,304	262,903
Audit and tax services fees	27,032	23,686	21,544	28,343
Custodian fees and expenses	49,137	19,984	82,885	17,029
Interest expenses (Note 8)	1,984	333	—	189
Legal fees	476	961	664	2,501
Registration fees	23,309	25,234	19,582	39,003
Shareholder reporting expenses	15,533	20,423	6,682	29,817
Miscellaneous expenses	9,745	6,606	6,423	11,168

Total expenses	605,138	952,402	1,131,124	2,583,157
Less waiver and/or expense reimbursement (Note 6)	(46,066)	—	(14,268)	(32,209)

Net expenses	559,072	952,402	1,116,856	2,550,948

Net investment income (loss)	173,750	1,490,221	1,345,765	(419,776)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAPTIONS WRITTEN, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	3,646,781	1,653,768	3,199,928	15,189,617
Futures contracts	—	2,463	—	—
Swaptions written	—	(213,115)	—	—
Swap agreements	—	(5,600)	—	—
Foreign currency transactions	(10,972)	(3,567)	741,040	—
Net change in unrealized appreciation (depreciation) on:
Investments	(6,339,093)	(53,666)	86,277	31,474,891
Swaptions written	—	(12,961)	—	—
Foreign currency translations	(2,504)	23,835	351,573	—

Net realized and unrealized gain (loss) on investments, futures contracts, swaptions written, swap agreements and foreign currency transactions	(2,705,788)	1,391,157	4,378,818	46,664,508

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,532,038)	$2,881,378	$5,724,583	$46,244,732

See accompanying notes to financial statements.

57  |

Statements of Changes in Net Assets

	Hansberger International Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$173,750	$143,339
Net realized gain on investments and foreign currency transactions	3,635,809	810,249
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(6,341,597)	12,555,738

Net increase (decrease) in net assets resulting from operations	(2,532,038)	13,509,326

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(158,499)
Class B	—	(3,107)
Class C	—	(8,047)
Class Y	—	(18,206)

Total distributions	—	(187,859)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(11,787,274)	(5,227,505)

Net increase (decrease) in net assets	(14,319,312)	8,093,962
NET ASSETS
Beginning of the period	72,372,096	64,278,134

End of the period	$58,052,784	$72,372,096

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$6,400	$(167,350)

See accompanying notes to financial statements.

|  58

Statements of Changes in Net Assets (continued)

	Natixis Diversified Income Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,490,221	$2,365,007
Net realized gain on investments, futures contracts, swaptions written, swap agreements and foreign currency transactions	1,433,949	3,192,967
Net change in unrealized appreciation (depreciation) on investments, swaptions written and foreign currency translations	(42,792)	6,339,253

Net increase in net assets resulting from operations	2,881,378	11,897,227

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(1,048,378)	(1,812,951)
Class C	(476,772)	(841,232)
Class Y	(12,109)	(4)

Total distributions	(1,537,259)	(2,654,187)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	13,405,849	43,646,015

Net increase in net assets	14,749,968	52,889,055
NET ASSETS
Beginning of the period	127,914,242	75,025,187

End of the period	$142,664,210	$127,914,242

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(158,640)	$(111,602)

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,345,765	$598,170
Net realized gain (loss) on investments and foreign currency transactions	3,940,968	(573,920)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	437,850	13,239,495

Net increase in net assets resulting from operations	5,724,583	13,263,745

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(128,525)	(784,779)
Class C	(154,136)	(464,918)

Total distributions	(282,661)	(1,249,697)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	99,895,318	10,329,896

Net increase in net assets	105,337,240	22,343,944
NET ASSETS
Beginning of the period	69,696,842	47,352,898

End of the period	$175,034,082	$69,696,842

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$978,934	$(84,170)

See accompanying notes to financial statements.

|  60

Statements of Changes in Net Assets (continued)

	Natixis U.S. Multi-Cap Equity Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$(419,776)	$573,658
Net realized gain on investments	15,189,617	21,303,004
Net change in unrealized appreciation (depreciation) on investments	31,474,891	33,931,856

Net increase in net assets resulting from operations	46,244,732	55,808,518

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(729,498)
Class Y	—	(50,735)
Net realized capital gains
Class A	(3,592,706)	(14,045,378)
Class B	(141,883)	(644,004)
Class C	(463,416)	(1,754,423)
Class Y	(163,339)	(486,679)

Total distributions	(4,361,344)	(17,710,717)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(932,167)	(24,263,141)

Net increase in net assets	40,951,221	13,834,660
NET ASSETS
Beginning of the period	342,630,299	328,795,639

End of the period	$383,581,520	$342,630,299

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME/ACCUMULATED NET INVESTMENT (LOSS)	$(870,553)	$(450,777)

See accompanying notes to financial statements.

61  |

This Page Intentionally Left Blank

|  62

Financial Highlights

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Distributions from paid-in capital	Total distributions
HANSBERGER INTERNATIONAL FUND
Class A
6/30/2013(g)	$16.65	$0.05	$(0.80)	$(0.75)	$—	$—	$—	$—
12/31/2012	13.61	0.05	3.03	3.08	(0.04)	—	—	(0.04)
12/31/2011	17.08	0.13	(3.52)	(3.39)	(0.09)	—	—	(0.09)
12/31/2010	15.84	0.09	1.28	1.37	(0.14)	—	—	(0.14)
12/31/2009	10.88	0.09	4.79	4.88	(0.01)	—	—	(0.01)
12/31/2008	22.17	0.26	(10.63)	(10.37)	(0.15)	(0.68)	(0.09)	(0.92)
Class B
6/30/2013(g)	14.71	(0.01)	(0.71)	(0.72)	—	—	—	—
12/31/2012	12.09	(0.05)	2.68	2.63	(0.01)	—	—	(0.01)
12/31/2011	15.20	0.01	(3.12)	(3.11)	(0.01)	—	—	(0.01)
12/31/2010	14.12	(0.02)	1.13	1.11	(0.04)	—	—	(0.04)
12/31/2009	9.76	0.00	4.27	4.27	—	—	—	—
12/31/2008	19.88	0.12	(9.48)	(9.36)	(0.03)	(0.68)	(0.05)	(0.76)
Class C
6/30/2013(g)	14.61	(0.01)	(0.70)	(0.71)	—	—	—	—
12/31/2012	12.01	(0.05)	2.66	2.61	(0.01)	—	—	(0.01)
12/31/2011	15.10	0.01	(3.10)	(3.09)	(0.01)	—	—	(0.01)
12/31/2010	14.03	(0.02)	1.12	1.10	(0.04)	—	—	(0.04)
12/31/2009	9.70	(0.00)	4.24	4.24	—	—	—	—
12/31/2008	19.81	0.11	(9.43)	(9.32)	(0.03)	(0.68)	(0.08)	(0.79)
Class Y
6/30/2013(g)	16.61	0.06	(0.79)	(0.73)	—	—	—	—
12/31/2012	13.58	0.09	3.02	3.11	(0.08)	—	—	(0.08)
12/31/2011(k)	14.37	0.00	(0.68)	(0.68)	(0.12)	—	—	(0.12)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended June 30, 2013 (Unaudited).

See accompanying notes to financial statements.

63  |

							Ratios to Average Net Assets:
Increase from regulatory settlements	Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)	Net investment income (loss) (%) (f)	Portfolio turnover rate (%)

$—	$—		$15.90	(4.50)		$47,504	1.61	(h)	1.74	0.61	60
—	—		16.65	22.68		58,886	1.67		1.72	0.32	119
0.01	—		13.61	(19.80	)(i)	53,427	1.70		1.70	0.83	95
0.01	—		17.08	8.70		78,367	1.67		1.67	0.57	39
0.09	—		15.84	45.82		83,183	1.69		1.69	0.71	46
—	0.00	(j)	10.88	(47.63)		60,091	1.49		1.49	1.48	47

—	—		13.99	(4.89)		1,255	2.36	(h)	2.50	(0.18)	60
—	—		14.71	21.80		2,039	2.43		2.48	(0.41)	119
0.01	—		12.09	(20.40	)(i)	3,282	2.44		2.44	0.09	95
0.01	—		15.20	7.93		6,347	2.42		2.42	(0.17)	39
0.09	—		14.12	44.67		9,157	2.44		2.44	0.01	46
—	0.00	(j)	9.76	(48.03)		9,328	2.23		2.23	0.72	47

—	—		13.90	(4.86)		6,006	2.36	(h)	2.50	(0.10)	60
—	—		14.61	21.78		7,265	2.42		2.47	(0.41)	119
0.01	—		12.01	(20.40	)(i)	7,468	2.44		2.44	0.08	95
0.01	—		15.10	7.91		13,078	2.42		2.42	(0.17)	39
0.09	—		14.03	44.64		13,956	2.44		2.44	(0.03)	46
—	0.00	(j)	9.70	(48.00)		11,010	2.24		2.24	0.73	47

—	—		15.88	(4.39)		3,288	1.36	(h)	1.50	0.74	60
—	—		16.61	22.94		4,181	1.38		1.45	0.62	119
0.01	—		13.58	(4.64	)(i)	101	2.18		2.18	0.21	95

(h)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 1.60%, 2.35%, 2.35% and 1.35% for Class A, Class B, Class C and Class Y shares, respectively.
(i)	Includes proceeds from regulatory settlements. Without these proceeds, total return would have been (19.86)%, (20.47)%, (20.47)% and (4.78)% for Class A, Class B, Class C and Class Y shares, respectively.
(j)	Effective June 2, 2008, redemption fees were eliminated.
(k)	From commencement of Class operations on November 14, 2011, through December 31, 2011.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
NATIXIS DIVERSIFIED INCOME FUND
Class A
6/30/2013(f)	$11.83	$0.15	$0.16	$0.31	$(0.15)	$—	$(0.15)
12/31/2012	10.74	0.29	1.12	1.41	(0.32)	—	(0.32)
12/31/2011	10.41	0.34	0.40	0.74	(0.41)	—	(0.41)
12/31/2010	9.22	0.34	1.18	1.52	(0.33)	—	(0.33)
12/31/2009	7.18	0.36	1.97	2.33	(0.29)	—	(0.29)
12/31/2008	10.26	0.47	(2.96)	(2.49)	(0.49)	(0.10)	(0.59)
Class C
6/30/2013(f)	11.80	0.10	0.16	0.26	(0.10)	—	(0.10)
12/31/2012	10.71	0.20	1.12	1.32	(0.23)	—	(0.23)
12/31/2011	10.39	0.26	0.39	0.65	(0.33)	—	(0.33)
12/31/2010	9.20	0.27	1.17	1.44	(0.25)	—	(0.25)
12/31/2009	7.17	0.30	1.97	2.27	(0.24)	—	(0.24)
12/31/2008	10.24	0.40	(2.95)	(2.55)	(0.42)	(0.10)	(0.52)
Class Y
6/30/2013(f)	11.83	0.19	0.12	0.31	(0.16)	—	(0.16)
12/31/2012(g)	11.72	(0.02)	0.18	0.16	(0.05)	—	(0.05)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended June 30, 2013 (Unaudited).
(g)	From commencement of Class operations on December 3, 2012, through December 31, 2012.

See accompanying notes to financial statements.

65  |

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)	Gross expenses (%) (e)	Net investment income (loss) (%) (e)	Portfolio turnover rate (%)

$11.99	2.59	$86,687	1.07	1.07	2.41	9
11.83	13.22	78,216	1.11	1.11	2.53	29
10.74	7.21	45,211	1.13	1.13	3.17	20
10.41	16.73	35,787	1.19	1.19	3.51	28
9.22	33.32	33,796	1.21	1.21	4.67	22
7.18	(25.26)	31,709	1.09	1.10	5.10	23

11.96	2.22	54,840	1.82	1.82	1.66	9
11.80	12.43	49,697	1.86	1.86	1.79	29
10.71	6.33	29,814	1.88	1.88	2.42	20
10.39	15.90	27,355	1.94	1.94	2.76	28
9.20	32.24	25,301	1.96	1.96	3.90	22
7.17	(25.78)	30,336	1.84	1.84	4.30	23

11.98	2.62	1,137	0.81	0.81	3.02	9
11.83	1.35	1	1.00	1.00	(2.37)	29

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains (b)	Total distributions (b)
NATIXIS OAKMARK INTERNATIONAL FUND
Class A
6/30/2013(g)	$10.94	$0.15		$0.78	$0.93	$(0.03)	$—	$(0.03)
12/31/2012	8.68	0.14		2.35	2.49	(0.23)	—	(0.23)
12/31/2011	10.16	0.09	(h)	(1.57)	(1.48)	(0.00)	(0.00)	(0.00)
12/31/2010(i)	10.00	0.00		0.16	0.16	(0.00)	—	(0.00)
Class C
6/30/2013(g)	10.82	0.11		0.77	0.88	(0.03)	—	(0.03)
12/31/2012	8.61	0.06		2.34	2.40	(0.19)	—	(0.19)
12/31/2011	10.15	0.02	(h)	(1.56)	(1.54)	(0.00)	(0.00)	(0.00)
12/31/2010(i)	10.00	(0.00)		0.15	0.15	(0.00)	—	(0.00)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended June 30, 2013 (Unaudited).
(h)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08 and $0.01 for Class A and Class C shares, respectively, total return would have been (14.65)% and (15.27)% for Class A and Class C shares, respectively, the ratio of net investment income to average net assets would have been 0.81% and 0.08% for Class A and Class C shares, respectively.
(i)	From commencement of operations on December 15, 2010 through December 31, 2010.
(j)	Amount rounds to less than 1%.

See accompanying notes to financial statements.

67  |

				Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (c)(d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)	Gross expenses (%) (f)	Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$11.84	8.67		$79,739	1.45	1.47	2.56		16
10.94	28.78		35,555	1.45	1.64	1.50		53
8.68	(14.55	)(h)	33,852	1.45	1.87	0.93	(h)	48
10.16	1.62		5,487	1.45	22.77	0.23		0	(j)

11.67	8.21		95,295	2.20	2.22	1.95		16
10.82	27.93		34,142	2.20	2.39	0.59		53
8.61	(15.17	)(h)	13,501	2.20	2.59	0.20	(h)	48
10.15	1.52		700	2.20	25.08	(0.08)		0	(j)

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
NATIXIS U.S. MULTI-CAP EQUITY FUND
Class A
6/30/2013(g)	$26.35	$(0.02)		$3.61	$3.59	$—	$(0.33)	$(0.33)
12/31/2012	23.56	0.07		4.12	4.19	(0.07)	(1.33)	(1.40)
12/31/2011	25.17	(0.04)		(0.69)	(0.73)	—	(0.88)	(0.88)
12/31/2010	20.68	0.03	(i)	4.50	4.53	(0.04)	—	(0.04)
12/31/2009	15.16	(0.01)		5.53	5.52	—	—	—
12/31/2008	25.76	0.02	(j)	(10.20)	(10.18)	—	(0.42)	(0.42)
Class B
6/30/2013(g)	21.98	(0.11)		3.00	2.89	—	(0.33)	(0.33)
12/31/2012	19.93	(0.12)		3.50	3.38	—	(1.33)	(1.33)
12/31/2011	21.60	(0.21)		(0.58)	(0.79)	—	(0.88)	(0.88)
12/31/2010	17.85	(0.12	)(i)	3.87	3.75	—	—	—
12/31/2009	13.19	(0.12)		4.78	4.66	—	—	—
12/31/2008	22.63	(0.13	)(j)	(8.89)	(9.02)	—	(0.42)	(0.42)
Class C
6/30/2013(g)	21.99	(0.11)		3.00	2.89	—	(0.33)	(0.33)
12/31/2012	19.94	(0.11)		3.49	3.38	—	(1.33)	(1.33)
12/31/2011	21.61	(0.20)		(0.59)	(0.79)	—	(0.88)	(0.88)
12/31/2010	17.86	(0.12	)(i)	3.87	3.75	—	—	—
12/31/2009	13.19	(0.12)		4.79	4.67	—	—	—
12/31/2008	22.65	(0.13	)(j)	(8.91)	(9.04)	—	(0.42)	(0.42)
Class Y
6/30/2013(g)	28.68	0.02		3.92	3.94	—	(0.33)	(0.33)
12/31/2012	25.52	0.17		4.46	4.63	(0.14)	(1.33)	(1.47)
12/31/2011	27.12	0.04		(0.76)	(0.72)	—	(0.88)	(0.88)
12/31/2010	22.27	0.05	(i)	4.90	4.95	(0.10)	—	(0.10)
12/31/2009	16.29	0.04		5.94	5.98	—	—	—
12/31/2008	27.58	0.07	(j)	(10.94)	(10.87)	—	(0.42)	(0.42)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended June 30, 2013 (Unaudited).

See accompanying notes to financial statements.

69  |

				Ratios to Average Net Assets:

Increase from regulatory settlements (b)	Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)	Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$—	$29.61	13.60	$322,660	1.30		1.32	(0.15)		28
—	26.35	17.79	289,898	1.30		1.35	0.25		52
—	23.56	(2.79)	281,467	1.34	(h)	1.38	(0.15)		97
0.00	25.17	21.90	314,384	1.40		1.50	0.14	(i)	79
—	20.68	36.41	280,846	1.40		1.56	(0.05)		115
—	15.16	(40.05)	228,549	1.43		1.43	0.08		110

—	24.54	13.17	8,682	2.05		2.07	(0.92)		28
—	21.98	16.97	11,172	2.05		2.10	(0.55)		52
—	19.93	(3.53)	16,820	2.10	(h)	2.13	(0.94)		97
0.00	21.60	21.01	28,787	2.15		2.25	(0.66	)(i)	79
—	17.85	35.33	37,406	2.15		2.31	(0.80)		115
—	13.19	(40.47)	40,868	2.18		2.19	(0.70)		110

—	24.55	13.16	34,153	2.05		2.07	(0.89)		28
—	21.99	16.96	30,525	2.05		2.10	(0.49)		52
—	19.94	(3.53)	28,462	2.09	(h)	2.13	(0.90)		97
0.00	21.61	21.00	30,912	2.15		2.25	(0.62	)(i)	79
—	17.86	35.41	28,580	2.15		2.31	(0.80)		115
—	13.19	(40.53)	24,079	2.18		2.18	(0.68)		110

—	32.29	13.72	18,086	1.05		1.07	0.12		28
—	28.68	18.15	11,035	1.05		1.10	0.61		52
—	25.52	(2.56)	2,047	1.09	(h)	1.14	0.16		97
0.00	27.12	22.21	1,317	1.15		1.24	0.22	(i)	79
—	22.27	36.71	5,325	1.15		1.22	0.20		115
—	16.29	(39.89)	5,611	1.17		1.23	0.31		110

(h)	Effective June 1, 2011, the expense limit decreased to 1.30%, 2.05%, 2.05% and 1.05% for Class A, Class B, Class C and Class Y shares, respectively.
(i)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.04), $(0.18), $(0.18) and $(0.02) for Class A, Class B, Class C and Class Y shares, respectively, and the ratio of net investment loss to average net assets would have been (0.19)%, (0.98)%, (0.94)% and (0.08)% for Class A, Class B, Class C and Class Y shares, respectively.
(j)	Includes a non-recurring dividend of $0.02 per share.

See accompanying notes to financial statements.

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1.  Organization.  Natixis Funds Trust I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Hansberger International Fund (the “International Fund”)

Natixis Diversified Income Fund (the “Diversified Income Fund”)

Natixis Oakmark International Fund

Natixis U.S. Multi-Cap Equity Fund (the “U.S. Multi-Cap Equity Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A and Class C shares. International Fund, Diversified Income Fund and U.S. Multi-Cap Equity Fund also offer Class Y shares. Effective October 12, 2007, Class B shares of International Fund and U.S. Multi-Cap Equity Fund are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%, with the exception of Diversified Income Fund which is sold with a maximum front-end sales charge of 4.50%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in Diversified Income Fund’s, International Fund’s and U.S. Multi-Cap Equity Fund’s prospectus.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were

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liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Interest rate swap agreements and options on interest rate swaps (“interest rate swaptions”) are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which

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market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser or subadviser under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values. As of June 30, 2013, the following percentages of the Funds’ total market value of investments were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities:

Fund	Percentage
International Fund	74%
Natixis Oakmark International Fund	86%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

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c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  Certain Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

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When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  Certain Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized

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loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the equity underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. Over-the-counter (“OTC”) options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

For the six months ended June 30, 2013, the Funds were not party to any OTC options.

g.  Swaptions.  Diversified Income Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

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h.  Swap Agreements.  Diversified Income Fund may enter into interest rate swaps.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Operations as realized gain or loss when received or paid. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking liquid assets or cash.

i.  Due to Brokers.  Transactions and positions in certain interest rate swaptions are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. The due to broker balance in the Statements of Assets and Liabilities for Diversified Income Fund represents cash received as collateral for open interest rate swaptions. In certain circumstances the Fund’s use of cash and/or securities pledged as collateral is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trust treats each fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the

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Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as inflation protected securities, contingent payment debt instruments, premium amortization, paydown gains and losses, defaulted bonds, trust preferred securities, distribution redesignations, return of capital and capital gain distributions, foreign currency transactions, non-deductible expenses, deferred Trustees’ fees and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted bonds, trust preferred securities, contingent payment debt instruments, return of capital distributions received, wash sales and forward foreign currency contract mark to market. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

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The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Fund	$187,859	$—	$187,859
Diversified Income Fund	2,654,187	—	2,654,187
Natixis Oakmark International Fund	1,249,697	—	1,249,697
U.S. Multi-Cap Equity Fund	3,574,177	14,136,540	17,710,717

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of December 31, 2012, capital loss carryforwards and post-October capital loss deferrals were as follows:

	International Fund	Diversified Income Fund	Natixis Oakmark International Fund	U.S. Multi-Cap Equity Fund
Capital loss carryforward:
Short-term:
Expires December 31, 2016	$—	$(2,473,528)	$—	$—
Expires December 31, 2017	(14,311,241)	(14,198,082)	—	—
No expiration date	(2,274,173)	—	(745,109)	—
Long-term:
No expiration date	—	—	(303,650)	—

Total capital loss carryforward	$(16,585,414)	$(16,671,610)	$(1,048,759)	$—

Post-October capital loss deferrals*	$(8,628)	$—	$—	$(720,076)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

l.  Repurchase Agreements.  It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

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m.  Delayed Delivery Commitments.  The Funds may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

No delayed delivery securities were held by the Funds as of June 30, 2013.

n.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2013, none of the Funds had loaned securities under this agreement.

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o.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013, at value:

International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$413,383	$—	$413,383
China	—	8,990,472	—	8,990,472
France	1,729,004	1,727,803	—	3,456,807
Germany	1,146,490	2,596,389	—	3,742,879
Italy	—	2,553,507	—	2,553,507
Japan	—	5,848,915	—	5,848,915
Norway	—	865,898	—	865,898
Switzerland	—	5,983,526	—	5,983,526
United Kingdom	1,206,361	14,004,702	—	15,211,063
All Other Common Stocks(a)	9,476,429	—	—	9,476,429

Total Common Stocks	13,558,284	42,984,595	—	56,542,879

Exchange Traded Funds(a)	918,950	—	—	918,950
Short-Term Investments	—	839,000	—	839,000

Total	$14,477,234	$43,823,595	$—	$58,300,829

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

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Diversified Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks(a)	$69,360,396	$—	$—		$69,360,396
Bonds and Notes
Non-Convertible Bonds
ABS Other	—	—	279,568	(b)	279,568
Airlines	—	20,200	1,716,296	(b)	1,736,496
All Other Non-Convertible Bonds(a)	—	61,346,261	—		61,346,261

Total Non-Convertible Bonds	—	61,366,461	1,995,864		63,362,325

Convertible Bonds(a)	—	4,439,672	—		4,439,672
Municipals(a)	—	38,667	—		38,667

Total Bonds and Notes	—	65,844,800	1,995,864		67,840,664

Preferred Stocks
Convertible Preferred Stocks(a)	1,572,229	—	—		1,572,229
Non-Convertible Preferred Stocks(a)	701,496	253,775	—		955,271

Total Preferred Stocks	2,273,725	253,775	—		2,527,500

Purchased Swaptions(a)	—	934,438	—		934,438
Short-Term Investments	—	3,181,248	—		3,181,248

Total Investments	71,634,121	70,214,261	1,995,864		143,844,246

Forward Foreign Currency Contracts (unrealized appreciation)	—	443	—		443

Total	$71,634,121	$70,214,704	$1,995,864		$143,844,689

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Written Swaptions(a)	$—	$(599,695)	$—		$(599,695)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(742)	—		(742)

Total	$—	$(600,437)	$—		$(600,437)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b)	Valued using broker-dealer bid prices.

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Notes to Financial Statements (continued)

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The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$9,207,766	$—	$9,207,766
France	16	18,532,405	—	18,532,421
Germany	—	18,923,268	—	18,923,268
Ireland	—	1,789,710	—	1,789,710
Italy	—	10,824,947	—	10,824,947
Japan	—	23,820,906	—	23,820,906
Netherlands	—	8,756,365	—	8,756,365
Sweden	—	8,468,255	—	8,468,255
Switzerland	—	28,907,422	—	28,907,422
United Kingdom	4,302,290	20,232,204	—	24,534,494
All Other Common Stocks(a)	7,735,992	—	—	7,735,992

Total Common Stocks	12,038,298	149,463,248	—	161,501,546

Short-Term Investments	—	12,807,617	—	12,807,617

Total Investments	12,038,298	162,270,865	—	174,309,163

Forward Foreign Currency Contracts (unrealized appreciation)	—	718,767	—	718,767

Total	$12,038,298	$162,989,632	$—	$175,027,930

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  84

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Natixis Oakmark International Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,831)	$—	$(2,831)

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

U.S. Multi-Cap Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$372,573,650	$—	$—	$372,573,650
Closed End Investment Companies	1,828,756	—	—	1,828,756
Short-Term Investments	—	11,212,830	—	11,212,830

Total	$374,402,406	$11,212,830	$—	$385,615,236

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2013:

Diversified Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$—	$279,568
Airlines	—	34	21	(1,795)	265,000

Total	$—	$34	$21	$(1,795)	$544,568

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$279,568	$—
Airlines	(23,342)	1,476,378	—	1,716,296	(1,795)

Total	$(23,342)	$1,476,378	$—	$1,995,864	$(1,795)

Debt securities valued at $1,476,378 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Diversified Income Fund and Natixis Oakmark International Fund used during the period include forward foreign currency contracts, futures contracts, interest rate swaps and swaptions.

Diversified Income Fund may use interest rate swaps and interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the six months ended June 30, 2013, the Fund engaged in interest rate swaps and interest rate swaptions for this purpose.

Diversified Income Fund and Natixis Oakmark International Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. During the six months ended June 30, 2013, Diversified Income Fund and Natixis Oakmark International Fund engaged in forward foreign currency transactions for hedging purposes.

Diversified Income Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swaps and interest rate swaptions to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the six

|  86

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

months ended June 30, 2013, the Fund used futures contracts for hedging purposes and interest rate swaps and interest rate swaptions for hedging purposes and to manage duration.

The following is a summary of derivative instruments for Diversified Income Fund as of June 30, 2013, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Total
Over-the-counter asset derivatives
Interest rate contracts	$934,438	$—	$934,438
Foreign exchange contracts	—	443	443

Total over-the-counter asset derivatives	$934,438	$443	$934,881

Liabilities	Swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Total
Over-the-counter liability derivatives
Interest rate contracts	$(599,695)	$—	$(599,695)
Foreign exchange contracts	—	(742)	(742)

Total over-the-counter liability derivatives	$(599,695)	$(742)	$(600,437)

[1]	Represents purchased swaptions, at value.

Transactions in derivative instruments for Diversified Income Fund during the six months ended June 30, 2013 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Foreign currency transactions[3]	Futures contracts	Swap agreements	Swaptions written
Interest rate contracts	$347,887	$—	$2,463	$(5,600)	$(213,115)
Foreign exchange contracts	—	(1,697)	—	—	—

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Foreign currency translations[3]	Swaptions written
Interest rate contracts	$(58,041)	$—	$(12,961)
Foreign exchange contracts	—	(30,792)	—

[2]	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased swaptions during the period.
[3]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

87  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2013, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$718,767

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,831)

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2013 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Foreign currency transactions[4]
Foreign exchange contracts	$800,136

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[4]
Foreign exchange contracts	$367,143

[4]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

Diversified Income Fund and Natixis Oakmark International Fund enter into over-the-counter derivatives, including forward foreign currency contracts and interest rate swaptions, pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements between the Funds and their counterparties. ISDA agreements typically

|  88

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. The ISDA agreement entered into by Natixis Oakmark International Fund for the purpose of entering into forward foreign currency contracts does not contain provisions for the posting of collateral. Collateral is posted by Diversified Income Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Diversified Income Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities.

As of June 30, 2013, gross amounts of derivative assets and liabilities not offset in the Statement of Assets & Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Diversified Income Fund

Counterparty	Gross Amounts of Derivative Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$443	$(107)	$336	$—	$336
Citibank, N.A.	934,438	(599,695)	334,743	(260,000)	74,743
Credit Suisse International	—	—	—	—	—

	$934,881	$(599,802)	$335,079	$(260,000)	$75,079

Counterparty	Gross Amounts of Derivative Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$(107)	$107	$—	$—	$—
Citibank, N.A.	(599,695)	599,695	—	—	—
Credit Suisse International	(635)	—	(635)	—	(635)

	$(600,437)	$599,802	$(635)	$—	$(635)

89  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The actual collateral received or pledged may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements for Diversified Income Fund include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Natixis Oakmark International Fund

Counterparty	Gross Amounts of Derivative Assets	Offset Amount	Net Amount
State Street Bank and Trust Company	$718,767	$(2,831)	$715,936

Counterparty	Gross Amounts of Derivative Liabilities	Offset Amount	Net Amount
State Street Bank and Trust Company	$(2,831)	$2,831	$—

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized for over-the-counter derivatives; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. Based on balances reflected on each Fund’s Consolidated Statement of Assets and Liabilities, including securities held at or pledged to counterparties for initial/variation margin, that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations, and the amount of loss that the Funds would incur after taking into account master netting provisions, are as follows as of June 30, 2013:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Diversified Income Fund	$959,881	$360,079
Natixis Oakmark International Fund	718,767	715,936

These amounts do not take into account cash received as collateral for Diversified Income Fund of $260,000.

|  90

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets, for Diversified Income Fund and Natixis Oakmark International Fund, based on gross month-end and/or daily notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2013:

Diversified Income Fund	Forwards	Futures	Swaps
Average Notional Amount Outstanding	1.33%	0.13%	0.05%
Highest Notional Amount Outstanding	1.44%	0.92%	1.44%
Lowest Notional Amount Outstanding	1.22%	0.00%	0.00%
Notional Amount Outstanding as of June 30, 2013	1.35%	0.00%	0.00%

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	11.01%
Highest Notional Amount Outstanding	11.93%
Lowest Notional Amount Outstanding	8.89%
Notional Amount Outstanding as of June 30, 2013	8.89%

Notional amounts outstanding at the end of the prior period for forward foreign currency contracts are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

The volume of interest rate swaption activity, as a percentage of net assets, for Diversified Income Fund, based on average premiums paid or received during the period, including long and short positions, at absolute value, was as follows for the six months ended June 30, 2013:

Diversified Income Fund	Interest Rate Put Swaptions Written	Interest Rate Call Swaptions Written	Interest Rate Call Swaptions Purchased	Interest Rate Put Swaptions Purchased
Average Premium Paid/Received	0.04%	0.24%	0.40%	0.09%
Highest Premium Paid/Received	0.05%	0.39%	0.60%	0.10%
Lowest Premium Paid/Received	0.02%	0.20%	0.33%	0.08%
Premium Paid/Received as of June 30, 2013	0.02%	0.39%	0.60%	0.08%

91  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The following is a summary of Diversified Income Fund’s written swaption activity:

	Notional Amount	Premiums
Outstanding at December 31, 2012	$77,000,000	$397,200
Swaptions written	41,950,000	879,806
Swaptions terminated in closing purchase transactions	(84,000,000)	(688,867)

Outstanding at June 30, 2013	$34,950,000	$588,139

5.  Purchases and Sales of Securities.   For the six months ended June 30, 2013, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
International Fund	$39,768,554	$52,149,671
Diversified Income Fund	20,649,446	8,001,835
Natixis Oakmark International Fund	113,017,120	17,793,317
U.S. Multi-Cap Equity Fund	102,300,541	110,621,054

For the six months ended June 30, 2013, purchases and sales of U.S. Government/Agency securities by Diversified Income Fund were $8,038,432 and $4,294,608, respectively.

6.   Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $800 million	Over $1 billion
International Fund	0.80%	0.75%	0.75%
Diversified Income Fund	0.55%	0.55%	0.50%
Natixis Oakmark International Fund	0.85%	0.85%	0.85%
U.S. Multi-Cap Equity Fund	0.80%	0.80%	0.80%

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

International Fund	Hansberger Global Investors, Inc. (“Hansberger”)
Diversified Income Fund	AEW Capital Management, L.P. (“AEW”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Natixis Oakmark International Fund	Harris Associates L.P. (“Harris”)
U.S. Multi-Cap Equity Fund	Harris
Loomis Sayles

|  92

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Payments to NGAM Advisors are reduced by the amount of payments to the subadvisers.

NGAM Advisors has given binding undertakings to certain Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until April 30, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class Y
International Fund	1.60%	2.35%	2.35%	1.35%
Diversified Income Fund	1.25%	—	2.00%	1.00%
Natixis Oakmark International Fund	1.45%	—	2.20%	—
U.S. Multi-Cap Equity Fund	1.30%	2.05%	2.05%	1.05%

NGAM Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2013, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
International Fund	$264,733	$46,066	$218,667	0.80%	0.66%
Diversified Income Fund	386,233	—	386,233	0.55%	0.55%
Natixis Oakmark International Fund	512,948	14,268	498,680	0.85%	0.83%
U.S. Multi-Cap Equity Fund	1,479,692	32,209	1,447,483	0.80%	0.78%

[1]	Management fee waivers are subject to possible recovery until December 31, 2014.

93  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

No expenses were recovered for any of the Funds during the six months ended June 30, 2013 under the terms of the expense limitation agreements.

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, AEW, Hansberger, Loomis Sayles and Harris are subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended June 30, 2013, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
International Fund	$67,434	$2,108	$8,621	$6,324	$25,864
Diversified Income Fund	106,313	—	68,397	—	205,190
Natixis Oakmark International Fund	70,258	—	80,609	—	241,828
U.S. Multi-Cap Equity Fund	390,293	12,652	41,941	37,958	125,822

|  94

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2013, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
International Fund	$14,607
Diversified Income Fund	30,991
Natixis Oakmark International Fund	26,625
U.S. Multi-Cap Equity Fund	81,633

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers.

95  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
International Fund	$21,875
Diversified Income Fund	43,516
Natixis Oakmark International Fund	47,949
U.S. Multi-Cap Equity Fund	66,541

As of June 30, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
International Fund	$475
Diversified Income Fund	1,197
Natixis Oakmark International Fund	1,354
U.S. Multi-Cap Equity Fund	1,633

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2013 were as follows:

Fund	Commissions
International Fund	$11,080
Diversified Income Fund	69,733
Natixis Oakmark International Fund	367,587
U.S. Multi-Cap Equity Fund	103,784

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or

|  96

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees on the Statements of Assets and Liabilities.

7.  Line of Credit.   Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2013, none of the Funds had borrowings under these agreements.

8.  Interest Expense.  The Funds may incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended June 30, 2013 is reflected on the Statements of Operations.

9.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended June 30, 2013, amounts rebated under these agreements were as follows:

Fund	Rebates
International Fund	$2,333
Diversified Income Fund	1,030
U.S. Multi-Cap Equity Fund	11,364

97  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	179,309	$3,039,416	554,289	$8,683,347
Issued in connection with the reinvestment of distributions	—	—	9,632	152,967
Redeemed	(728,538)	(12,421,169)	(951,333)	(14,355,906)

Net change	(549,229)	$(9,381,753)	(387,412)	$(5,519,592)

Class B
Issued from the sale of shares	565	$8,285	4,337	$57,557
Issued in connection with the reinvestment of distributions	—	—	232	3,035
Redeemed	(49,507)	(736,387)	(137,370)	(1,809,451)

Net change	(48,942)	$(728,102)	(132,801)	$(1,748,859)

Class C
Issued from the sale of shares	8,848	$131,018	19,257	$245,149
Issued in connection with the reinvestment of distributions	—	—	522	6,795
Redeemed	(74,076)	(1,082,730)	(144,086)	(1,929,448)

Net change	(65,228)	$(951,712)	(124,307)	$(1,677,504)

Class Y
Issued from the sale of shares	90,369	$1,517,312	388,672	$5,789,615
Issued in connection with the reinvestment of distributions	—	—	1,119	18,206
Redeemed	(135,070)	(2,243,019)	(145,451)	(2,089,371)

Net change	(44,701)	$(725,707)	244,340	$3,718,450

Increase (decrease) from capital share transactions	(708,100)	$(11,787,274)	(400,180)	$(5,227,505)

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012*
Diversified Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,592,176	$19,643,956	3,830,370	$43,949,653
Issued in connection with the reinvestment of distributions	69,689	855,116	126,943	1,459,732
Redeemed	(1,044,103)	(12,810,039)	(1,556,939)	(18,059,938)

Net change	617,762	$7,689,033	2,400,374	$27,349,447

Class C
Issued from the sale of shares	956,018	$11,681,216	1,866,725	$21,303,074
Issued in connection with the reinvestment of distributions	22,581	276,539	39,405	452,182
Redeemed	(603,615)	(7,400,690)	(477,710)	(5,459,692)

Net change	374,984	$4,557,065	1,428,420	$16,295,564

Class Y
Issued from the sale of shares	94,012	$1,149,543	85	$1,000
Issued in connection with the reinvestment of distributions	985	12,109	1	4
Redeemed	(155)	(1,901)	—	—

Net change	94,842	$1,159,751	86	$1,004

Increase (decrease) from capital share transactions	1,087,588	$13,405,849	3,828,880	$43,646,015

*	From commencement of operations on December 3, 2012 through December 31, 2012 for Class Y Shares.

99  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,165,137	$49,231,678	2,642,366	$26,019,184
Issued in connection with the reinvestment of distributions	9,888	113,710	74,189	751,291
Redeemed	(693,777)	(8,109,885)	(3,366,763)	(32,086,386)

Net change	3,481,248	$41,235,503	(650,208)	$(5,315,911)

Class C
Issued from the sale of shares	5,272,550	$61,735,593	1,911,903	18,721,734
Issued in connection with the reinvestment of distributions	9,414	106,856	39,078	395,921
Redeemed	(273,868)	(3,182,634)	(362,158)	(3,471,848)

Net change	5,008,096	$58,659,815	1,588,823	$15,645,807

Increase (decrease) from capital share transactions	8,489,344	$99,895,318	938,615	$10,329,896

|  100

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
U.S. Multi-Cap Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	444,392	$12,897,825	489,422	$12,752,911
Issued in connection with the reinvestment of distributions	122,613	3,495,671	545,630	14,382,807
Redeemed	(669,274)	(19,294,742)	(1,981,672)	(51,920,694)

Net change	(102,269)	$(2,901,246)	(946,620)	$(24,784,976)

Class B
Issued from the sale of shares	2,242	$53,456	8,494	$188,334
Issued in connection with the reinvestment of distributions	5,825	137,858	28,842	634,251
Redeemed	(162,616)	(3,916,118)	(372,827)	(8,159,137)

Net change	(154,549)	$(3,724,804)	(335,491)	$(7,336,552)

Class C
Issued from the sale of shares	113,997	$2,717,762	89,119	$1,971,424
Issued in connection with the reinvestment of distributions	17,213	407,610	70,199	1,544,393
Redeemed	(128,502)	(3,102,606)	(198,142)	(4,360,005)

Net change	2,708	$22,766	(38,824)	$(844,188)

Class Y
Issued from the sale of shares	322,122	$10,138,779	427,922	$12,215,388
Issued in connection with the reinvestment of distributions	4,897	152,153	17,974	515,680
Redeemed	(151,751)	(4,619,815)	(141,281)	(4,028,493)

Net change	175,268	$5,671,117	304,615	$8,702,575

Increase (decrease) from capital share transactions	(78,842)	$(932,167)	(1,016,320)	$(24,263,141)

101  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

12.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Natixis Funds Trust I

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	155,355,305	2,570,091
Edmond J. English	155,184,008	2,741,388
David L. Giunta	155,338,710	2,586,686
Martin T. Meehan	155,091,993	2,833,403

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  102

SEMIANNUAL REPORT

June 30, 2013

CGM Advisor Targeted Equity Fund

Harris Associates Large Cap Value Fund

McDonnell Intermediate Municipal Bond Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Portfolio Review page  1

Portfolio of Investments page 20

Financial Statements page 39

CGM ADVISOR TARGETED EQUITY FUND

Manager	Symbols
G. Kenneth Heebner, CFA	Class A NEFGX
Capital Growth Management Limited Partnership	Class B NEBGX
Class C NEGCX
Class Y NEGYX

Objective

Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy

Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments, including common stocks and preferred stocks. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies.

1  |

Average Annual Total Returns — June 30, 2013

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 11/27/68)
NAV	14.37%	25.72%	1.25%	8.56%
With 5.75% Maximum Sales Charge	7.84	18.49	0.05	7.91

Class B (Inception 2/28/97)
NAV	13.99	24.78	0.52	7.76
With CDSC[1]	8.99	19.78	0.14	7.76

Class C (Inception 9/1/98)
NAV	13.97	24.78	0.50	7.75
With CDSC[1]	12.97	23.78	0.50	7.75

Class Y (Inception 6/30/99)
NAV	14.49	26.02	1.51	8.87

Comparative Performance
S&P 500® Index[2]	13.82	20.60	7.01	7.30

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

|  2

HARRIS ASSOCIATES LARGE CAP VALUE FUND

Managers	Symbols
Edward S. Loeb, CFA	Class A NEFOX
Michael J. Mangan, CFA	Class B NEGBX
Diane L. Mustain, CFA	Class C NECOX
Harris Associates L.P.	Class Y NEOYX

Objective

Seeks opportunities for long-term capital growth and income

Strategy

Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowing made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000® Index.

3  |

Average Annual Total Returns — June 30, 20133

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 5/6/31)
NAV	15.60%	25.17%	8.72%	6.05%
With 5.75% Maximum Sales Charge	8.96	18.00	7.43	5.43

Class B (Inception 9/13/93)
NAV	15.17	24.22	7.91	5.25
With CDSC[1]	10.17	19.22	7.62	5.25

Class C (Inception 5/1/95)
NAV	15.25	24.27	7.92	5.27
With CDSC[1]	14.25	23.27	7.92	5.27

Class Y (Inception 11/18/98)
NAV	15.81	25.54	9.04	6.38

Comparative Performance
Russell 1000® Value Index[2]	15.90	25.32	6.67	7.79

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  4

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Managers	Symbols
James Grabovac, CFA	Class A MIMAX
Lawrence Jones	Class C MIMCX
Dawn Mangerson	Class Y MIMYX
Steve Wlodarski, CFA
McDonnell Investment Management, LLC

Objective

Seeks a high level of federal tax-exempt current income, consistent with the preservation of capital

Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in municipal securities that pay interest exempt from federal income taxes. The Fund may invest up to 20% of its assets in debt securities subject to the federal alternative minimum tax.

5  |

Total Returns — June 30, 20134

Since Inception

Class A (Inception 12/31/12)[1]
NAV	-3.22%
With 3.50% Maximum Sales Charge	-6.62

Class C (Inception 12/31/12)[1]
NAV	-3.65
With CDSC[2]	-4.62

Class Y (Inception 12/31/12)[1]
NAV	-3.00

Comparative Performance
Barclays 3-15 Year Blend Municipal Bond Index[3]	-2.18

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	12/31/12 represents the date shares were first registered for public sale under the Securities Act of 1933. 11/16/12 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  6

VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols
Chris D. Wallis, CFA	Class A NEFJX
Scott J. Weber, CFA	Class B NEJBX
Vaughan Nelson Investment Management, L.P.	Class C NEJCX
Class Y NEJYX

Effective July 31, 2009, the fund was closed to new investors.

Objective

Seeks capital appreciation

Strategy

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of small-cap companies. The Fund may invest in companies with large capitalizations.

7  |

Average Annual Total Returns — June 30, 20133

	6 Months	1 Year	5 Years	10 Years	Since Inception

Class A (Inception 12/31/96)
NAV	16.63%	26.05%	10.36%	11.99%	—
With 5.75% Maximum Sales Charge	9.91	18.83	9.06	11.33	—

Class B (Inception 12/31/96)
NAV	16.19	25.14	9.54	11.15	—
With CDSC[1]	11.19	20.14	9.30	11.15	—

Class C (Inception 12/31/96)
NAV	16.20	25.18	9.54	11.15	—
With CDSC[1]	15.20	24.18	9.54	11.15	—

Class Y (Inception 8/31/06)
NAV	16.81	26.37	10.64	—	9.96%

Comparative Performance
Russell 2000® Value Index[2]	14.39	24.76	8.59	9.30	4.52%

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  8

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Managers	Symbols
Dennis G. Alff, CFA	Class A VNVAX
Chris D. Wallis, CFA	Class C VNVCX
Scott J. Weber, CFA	Class N VNVNX
Vaughan Nelson Investment Management, L.P.	Class Y VNVYX

Objective

Seeks long-term capital appreciation

Strategy

The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have market capitalizations either within the capitalization range of the Russell Midcap® Value Index or of $15 billion or less. The Fund may invest in companies with smaller or larger capitalizations and does not have any market capitalization limits.

9  |

Average Annual Total Returns — June 30, 20133

	6 Months	1 Year	Since Inception

Class A (Inception 10/31/08)
NAV	18.63%	29.20%	16.25%
With 5.75% Maximum Sales Charge	11.78	21.74	14.78

Class C (Inception 10/31/08)
NAV	18.19	28.27	15.39
With CDSC[1]	17.19	27.27	15.39

Class N (Inception 5/1/13)
NAV	—	—	4.68

Class Y (Inception 10/31/08)
NAV	18.73	29.46	16.54

Comparative Performance			Class A/C/Y Class N
Russell Midcap® Value Index[2]	16.10	27.65	17.76 1.82

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  10

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public

Reference Room may be obtained by calling 800-SEC-0330.

11  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2013 through June 30, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

CGM ADVISOR TARGETED EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,143.70	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class B
Actual	$1,000.00	$1,139.90	$10.08
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class C
Actual	$1,000.00	$1,139.70	$10.08
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class Y
Actual	$1,000.00	$1,144.90	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio: 1.15%, 1.90%, 1.90% and 0.90% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

|  12

HARRIS ASSOCIATES LARGE CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,156.00	$6.95
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Class B
Actual	$1,000.00	$1,151.70	$10.94
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class C
Actual	$1,000.00	$1,152.50	$10.94
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class Y
Actual	$1,000.00	$1,158.10	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 2.05% and 1.05% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$967.80	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01
Class C
Actual	$1,000.00	$963.50	$7.55
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75
Class Y
Actual	$1,000.00	$970.00	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55% and 0.55% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year, divided by 365 (to reflect the half-year period).

13  |

VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,166.30	$7.47
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.95
Class B
Actual	$1,000.00	$1,161.90	$11.47
Hypothetical (5% return before expenses)	$1,000.00	$1,014.18	$10.69
Class C
Actual	$1,000.00	$1,162.00	$11.53
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74
Class Y
Actual	$1,000.00	$1,168.10	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

*	Expenses are equal to the Fund’s annualized expense ratio: 1.39%, 2.14%, 2.15% and 1.15% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

VAUGHAN NELSON VALUE OPPORTUNITY FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013		EXPENSES PAID DURING PERIOD 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,186.30		$6.88	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50		$6.36	*
Class C
Actual	$1,000.00	$1,181.90		$10.93	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.78		$10.09	*
Class N
Actual	$1,000.00	$1,046.80	[2]	$1.85	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34		$5.51	*
Class Y
Actual	$1,000.00	$1,187.30		$5.53	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74		$5.11	*

*	Hypothetical expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.27%, 2.02%, 1.10% and 1.02% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund's annualized expense ratio: 1.27%, 2.02% and 1.02%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on May 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

|  14

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. The McDonnell Intermediate Municipal Bond Fund was not included in the most recent annual review as the Fund’s initial board-approved investment advisory and sub-advisory agreements are effective until November 16, 2014. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also consider other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory

15  |

and other services. This information generally includes, among other things, an internal performance rating for each Fund (and segment, in the case of Funds managed by multiple subadvisers) based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review and Governance Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at their meeting held in June 2013. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the

|  16

case of each Fund that had performance that lagged that of a relevant peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance, although lagging in certain periods, was stronger over the long term; (3) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement relative to its category and benchmark; and (4) that although the Fund’s performance lagged that of its relevant category for certain periods, performance was stronger when compared to the Fund’s relevant peer group.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that, as of December 31, 2012, four of the five Natixis Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed, if any, by the Advisers under these caps for each Fund whose current expenses are above the cap. The Trustees noted that several Funds had total advisory fee rates that were above the median of a peer group of funds. The Trustees considered the factors which management believed justified such relatively higher fees. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s advisory fee rate was not significantly above its peer group median; (2) that the Fund’s net expense ratio was near, at, or below the median of a peer group of funds; and (3) that the Fund’s investment discipline was capacity restrained.

17  |

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that two Funds had breakpoints in their advisory fees and that four of the Funds were subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

|  18

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	Plans for maintaining continuity of portfolio management where that was thought to be a potential issue.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2014.

19  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks — 98.5% of Net Assets
	Automobiles — 15.6%
2,120,000	Ford Motor Co.	$32,796,400
500,000	Honda Motor Co. Ltd., Sponsored ADR	18,625,000
300,000	Toyota Motor Corp., Sponsored ADR	36,198,000

		87,619,400

	Biotechnology — 1.7%
45,000	Biogen Idec, Inc.(b)	9,684,000

	Capital Markets — 14.9%
175,000	Goldman Sachs Group, Inc. (The)	26,468,750
2,330,000	Morgan Stanley	56,921,900

		83,390,650

	Chemicals — 4.5%
255,000	Monsanto Co.	25,194,000

	Communications Equipment — 4.8%
1,110,000	Cisco Systems, Inc.	26,984,100

	Diversified Financial Services — 8.7%
1,015,000	Citigroup, Inc.	48,689,550

	Energy Equipment & Services — 1.6%
125,000	Schlumberger Ltd.	8,957,500

	Health Care Providers & Services — 2.7%
120,000	Cigna Corp.	8,698,800
100,000	UnitedHealth Group, Inc.	6,548,000

		15,246,800

	Household Durables — 14.6%
1,320,000	DR Horton, Inc.	28,089,600
695,000	Lennar Corp., Class A	25,047,800
1,510,000	PulteGroup, Inc.(b)	28,644,700

		81,782,100

	Internet Software & Services — 4.6%
29,100	Google, Inc., Class A(b)	25,618,767

	IT Services — 4.9%
149,000	Visa, Inc., Class A	27,229,750

	Oil, Gas & Consumable Fuels — 2.1%
55,000	Chevron Corp.	6,508,700
60,000	ExxonMobil Corp.	5,421,000

		11,929,700

	Road & Rail — 4.9%
227,000	Canadian Pacific Railway Ltd.	27,553,260

	Software — 2.8%
445,000	Microsoft Corp.	15,365,850

	Specialty Retail — 5.0%
360,000	Home Depot, Inc. (The)	27,889,200

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2013 (Unaudited)

CGM Advisor Targeted Equity Fund – (continued)

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 5.1%
450,000	NIKE, Inc., Class B	$28,656,000

	Total Common Stocks (Identified Cost $484,546,584)	551,790,627

Principal Amount
Short-Term Investments — 1.8%
$10,225,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $10,225,000 on 7/01/2013 collateralized by $10,525,000 U.S Treasury Note, 0.750% due 6/30/2017 valued at $10,432,906 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $10,225,000)	10,225,000

	Total Investments — 100.3% (Identified Cost $494,771,584)(a)	562,015,627
	Other assets less liabilities — (0.3)%	(1,437,603)

	Net Assets — 100.0%	$560,578,024

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $494,771,584 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$69,233,056
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,989,013)

	Net unrealized appreciation	$67,244,043

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

CGM Advisor Targeted Equity Fund – (continued)

Industry Summary at June 30, 2013 (Unaudited)

Automobiles	15.6%
Capital Markets	14.9
Household Durables	14.6
Diversified Financial Services	8.7
Textiles, Apparel & Luxury Goods	5.1
Specialty Retail	5.0
Road & Rail	4.9
IT Services	4.9
Communications Equipment	4.8
Internet Software & Services	4.6
Chemicals	4.5
Software	2.8
Health Care Providers & Services	2.7
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	3.3
Short-Term Investments	1.8

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Harris Associates Large Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 95.8% of Net Assets
	Aerospace & Defense — 2.1%
30,300	Boeing Co. (The)	$3,103,932

	Air Freight & Logistics — 3.2%
48,200	FedEx Corp.	4,751,556

	Auto Components — 6.8%
41,800	Autoliv, Inc.	3,234,902
83,600	Delphi Automotive PLC	4,237,684
38,800	TRW Automotive Holdings Corp.(b)	2,577,872

		10,050,458

	Automobiles — 3.9%
174,400	General Motors Co.(b)	5,809,264

	Capital Markets — 7.6%
8,500	BlackRock, Inc.	2,183,225
32,300	Franklin Resources, Inc.	4,393,446
30,800	Goldman Sachs Group, Inc. (The)	4,658,500

		11,235,171

	Commercial Banks — 7.2%
80,500	US Bancorp	2,910,075
187,200	Wells Fargo & Co.	7,725,744

		10,635,819

	Consumer Finance — 2.2%
52,400	Capital One Financial Corp.	3,291,244

	Diversified Financial Services — 5.0%
15,900	CME Group, Inc., Class A	1,208,082
118,800	JPMorgan Chase & Co.	6,271,452

		7,479,534

	Electrical Equipment — 1.5%
26,600	Rockwell Automation, Inc.	2,211,524

	Energy Equipment & Services — 2.9%
62,200	National Oilwell Varco, Inc.	4,285,580

	Health Care Equipment & Supplies — 1.1%
30,500	Medtronic, Inc.	1,569,835

	Hotels, Restaurants & Leisure — 5.6%
102,300	Marriott International, Inc., Class A	4,129,851
22,100	McDonald’s Corp.	2,187,900
31,500	Starwood Hotels & Resorts Worldwide, Inc.	1,990,485

		8,308,236

	Insurance — 3.8%
126,500	American International Group, Inc.(b)	5,654,550

	Internet Software & Services — 0.8%
1,400	Google, Inc., Class A(b)	1,232,518

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Harris Associates Large Cap Value Fund – (continued)

Shares	Description	Value (†)
	IT Services — 7.0%
10,900	MasterCard, Inc., Class A	$6,262,050
22,800	Visa, Inc., Class A	4,166,700

		10,428,750

	Machinery — 7.3%
33,200	Cummins, Inc.	3,600,872
80,300	Illinois Tool Works, Inc.	5,554,351
17,700	Parker Hannifin Corp.	1,688,580

		10,843,803

	Media — 3.7%
76,700	Comcast Corp., Special Class A	3,042,689
38,500	Omnicom Group, Inc.	2,420,495

		5,463,184

	Multiline Retail — 1.3%
31,100	Family Dollar Stores, Inc.	1,937,841

	Oil, Gas & Consumable Fuels — 2.3%
37,100	ExxonMobil Corp.	3,351,985

	Semiconductors & Semiconductor Equipment — 11.0%
328,300	Applied Materials, Inc.	4,894,953
299,800	Intel Corp.	7,261,156
59,600	Lam Research Corp.(b)	2,642,664
42,100	Texas Instruments, Inc.	1,468,027

		16,266,800

	Software — 3.5%
167,000	Oracle Corp.	5,130,240

	Specialty Retail — 4.9%
26,900	Advance Auto Parts, Inc.	2,183,473
47,100	CarMax, Inc.(b)	2,174,136
38,800	Tiffany & Co.	2,826,192

		7,183,801

	Textiles, Apparel & Luxury Goods — 1.1%
24,600	NIKE, Inc., Class B	1,566,528

	Total Common Stocks (Identified Cost $105,175,323)	141,792,153

Principal Amount
Short-Term Investments — 4.6%
$6,875,538	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $6,875,538 on 7/01/2013 collateralized by $7,335,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $7,014,094 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,875,538)	6,875,538

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Harris Associates Large Cap Value Fund – (continued)

	Description	Value (†)
	Total Investments — 100.4% (Identified Cost $112,050,861)(a)	$148,667,691
	Other assets less liabilities — (0.4)%	(588,203)

	Net Assets — 100.0%	$148,079,488

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $112,050,861 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$36,616,830
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	—

	Net unrealized appreciation	$36,616,830

(b)	Non-income producing security.

Industry Summary at June 30, 2013 (Unaudited)

Semiconductors & Semiconductor Equipment	11.0%
Capital Markets	7.6
Machinery	7.3
Commercial Banks	7.2
IT Services	7.0
Auto Components	6.8
Hotels, Restaurants & Leisure	5.6
Diversified Financial Services	5.0
Specialty Retail	4.9
Automobiles	3.9
Insurance	3.8
Media	3.7
Software	3.5
Air Freight & Logistics	3.2
Energy Equipment & Services	2.9
Oil, Gas & Consumable Fuels	2.3
Consumer Finance	2.2
Aerospace & Defense	2.1
Other Investments, less than 2% each	5.8
Short-Term Investments	4.6

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 92.5% of Net Assets
Municipals — 92.5%
	Alaska — 2.3%
$400,000	Anchorage, GO, Schools, Refunding, Series B, (NATL-RE insured, FGIC insured), 5.000%, 9/01/2018	$464,736

	Arizona — 4.0%
300,000	Phoenix Civic Improvement, Corporate Excise Tax Revenue, Series A, 5.000%, 7/01/2024	341,664
400,000	Pima County Sewer System Revenue, Series A, 5.000%, 7/01/2022	460,612

		802,276

	California — 9.0%
400,000	Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, 4.000%, 4/01/2030(b)	399,012
400,000	California State, GO, Various Purpose, Refunding, 4.000%, 9/01/2027(b)	407,056
500,000	Kern High School District, GO, Refunding, 5.000%, 8/01/2023	581,205
400,000	Tehachapi Valley Healthcare District, GO, 5.000%, 11/01/2025	430,392

		1,817,665

	Colorado — 9.0%
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	420,520
400,000	Denver City and County, Airport System Revenue, Series B, 5.000%, 11/15/2029(b)	426,144
400,000	Douglas County School District #Re-1, GO, Refunding, (State Aid Withholding), 4.000%, 12/15/2020	446,308
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	527,917

		1,820,889

	Connecticut — 4.2%
375,000	Connecticut State Health & Educational Facility Authority Revenue, Yale-New Haven Hospital, Series N, 5.000%, 7/01/2024	426,844
375,000	State of Connecticut Special Tax Revenue, Second Lien, Transportation Infrastructure, Refunding, Series 1, 5.000%, 2/01/2016	413,175

		840,019

	Florida — 8.5%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027(c)	542,255
250,000	Florida State Board of Education, GO, Capital Outlay 2011, Refunding, Series B, 5.000%, 6/01/2015	270,820
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	463,364
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	448,248

		1,724,687

	Georgia — 2.9%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	577,555

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2013 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Hawaii — 2.2%
$400,000	Honolulu City and County, GO, Series B, 5.000%, 8/01/2016	$447,984

	Illinois — 4.3%
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028(b)	403,833
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	114,275
320,000	Illinois State Toll Highway Authority Revenue, Senior Priority, Series A, (AGM insured), 5.000%, 1/01/2017	346,605

		864,713

	Kentucky — 1.6%
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 2/01/2018@100, 6.125%, 2/01/2037	333,099

	Massachusetts — 0.8%
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	165,167

	Michigan — 3.0%
545,000	State of Michigan, GO, Prerefunded 11/01/2015@100, Series A, (NATL-RE insured), 5.000%, 11/01/2018	601,015

	Minnesota — 3.1%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	279,863
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	336,573

		616,436

	Missouri — 2.7%
500,000	Southeast Missouri State University Revenue, Series A, 5.000%, 4/01/2016	549,565

	New York — 4.0%
350,000	New York State Dormitory Authority Revenue, Cornell University, Series B, 5.000%, 7/01/2021	409,748
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	394,940

		804,688

	North Carolina — 4.3%
400,000	North Carolina Eastern Municipal Power Agency Revenue, Refunding, Series A, 5.250%, 1/01/2020	444,152
375,000	Raleigh Durham Airport Authority Revenue, Refunding, Series A, 5.000%, 5/01/2024	420,487

		864,639

	Ohio — 6.4%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021	450,232

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Ohio — continued
$500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	$533,620
270,000	State of Ohio Hospital Facilities Revenue, Cleveland Clinic Health System, Refunding, Series A, 5.000%, 1/01/2018	308,397

		1,292,249

	Pennsylvania — 5.8%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	384,999
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	287,143
450,000	Philadelphia Airport Revenue, Refunding, Series D, AMT, 5.000%, 6/15/2016	496,930

		1,169,072

	Texas — 6.6%
400,000	Frisco Independent School District, GO, School Building, Refunding, Series B, (PSF-GTD), 5.000%, 8/15/2020	478,052
400,000	Garland, GO, Refunding, (AGM insured), 5.000%, 2/15/2016	441,548
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	410,840

		1,330,440

	Utah — 1.4%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	280,435

	Virginia — 2.9%
500,000	Virginia State Public Building Authority Facility Revenue, Series A, 5.000%, 8/01/2018	582,055

	Washington — 3.5%
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	452,252
250,000	Spokane County, GO, Limited Tax, Refunding, 4.000%, 12/01/2014	262,723

		714,975

	Total Bonds and Notes (Identified Cost $19,481,506)	18,664,359

Short-Term Investments — 7.4%
1,498,947	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $1,498,947 on 7/01/2013 collateralized by $1,600,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $1,530,000 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,498,947)	1,498,947

	Total Investments — 99.9% (Identified Cost $20,980,453)(a)	20,163,306
	Other assets less liabilities — 0.1%	14,909

	Net Assets — 100.0%	$20,178,215

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2013 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At June 30, 2013, the net unrealized depreciation on investments based on a cost of $20,980,453 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,034
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(819,181)

	Net unrealized depreciation	$(817,147)

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under delayed delivery securities.
(c)	Delayed delivery. See Note 2 of Notes to Financial Statements.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guarantee Program

Holdings Summary at June 30, 2013 (Unaudited)

Higher Education	17.3%
General Obligation	16.3
Medical	13.4
Transportation	10.9
Airport	8.1
School District	7.5
Power	7.3
General	6.7
Water	5.0
Short-Term Investments	7.4

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 96.4% of Net Assets
	Air Freight & Logistics — 0.7%
52,350	Atlas Air Worldwide Holdings, Inc.(b)	$2,290,836

	Building Products — 1.8%
87,375	Lennox International, Inc.	5,639,183

	Capital Markets — 2.4%
175,450	LPL Financial Holdings, Inc.	6,624,992
20,575	Waddell & Reed Financial, Inc., Class A	895,012

		7,520,004

	Commercial Banks — 10.0%
380,225	Associated Banc-Corp.	5,912,499
394,855	FirstMerit Corp.	7,908,946
156,900	Fulton Financial Corp.	1,801,212
122,800	Hancock Holding Co.	3,692,596
117,975	Prosperity Bancshares, Inc.	6,109,925
249,900	Webster Financial Corp.	6,417,432

		31,842,610

	Commercial Services & Supplies — 3.0%
299,425	KAR Auction Services, Inc.	6,847,850
75,575	McGrath Rentcorp	2,581,642

		9,429,492

	Construction & Engineering — 2.2%
218,400	MasTec, Inc.(b)	7,185,360

	Consumer Finance — 1.1%
72,575	First Cash Financial Services, Inc.(b)	3,571,416

	Containers & Packaging — 4.2%
135,100	Packaging Corp. of America	6,614,496
141,825	Silgan Holdings, Inc.	6,660,102

		13,274,598

	Diversified Consumer Services — 0.4%
55,675	Hillenbrand, Inc.	1,320,054

	Electrical Equipment — 0.8%
120,025	Thermon Group Holdings, Inc.(b)	2,448,510

	Electronic Equipment, Instruments & Components — 1.6%
69,350	Littelfuse, Inc.	5,174,203

	Energy Equipment & Services — 2.5%
71,650	Atwood Oceanics, Inc.(b)	3,729,383
142,675	Forum Energy Technologies, Inc.(b)	4,341,600

		8,070,983

	Food & Staples Retailing — 1.0%
1,066,450	Rite Aid Corp.(b)	3,050,047

	Gas Utilities — 1.2%
95,975	Atmos Energy Corp.	3,940,734

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 3.0%
119,575	Integra LifeSciences Holdings Corp.(b)	$4,380,032
33,025	Sirona Dental Systems, Inc.(b)	2,175,687
39,025	Teleflex, Inc.	3,024,047

		9,579,766

	Health Care Providers & Services — 2.2%
309,200	Health Management Associates, Inc., Class A(b)	4,860,624
47,050	LifePoint Hospitals, Inc.(b)	2,297,922

		7,158,546

	Hotels, Restaurants & Leisure — 2.0%
78,500	Choice Hotels International, Inc.	3,115,665
84,150	Jack in the Box, Inc.(b)	3,306,253

		6,421,918

	Household Durables — 3.6%
142,675	Harman International Industries, Inc.	7,732,985
94,100	Ryland Group, Inc. (The)	3,773,410

		11,506,395

	Household Products — 0.3%
19,950	WD-40 Co.	1,086,876

	Insurance — 7.3%
214,925	American Equity Investment Life Holding Co.	3,374,322
113,675	Aspen Insurance Holdings Ltd.	4,216,206
372,050	CNO Financial Group, Inc.	4,821,768
170,962	HCC Insurance Holdings, Inc.	7,370,172
177,043	Tower Group International Ltd.	3,631,152

		23,413,620

	IT Services — 3.9%
231,575	Broadridge Financial Solutions, Inc.	6,155,263
96,150	EPAM Systems, Inc.(b)	2,613,357
76,850	Jack Henry & Associates, Inc.	3,621,941

		12,390,561

	Machinery — 4.0%
196,050	Actuant Corp., Class A	6,463,768
21,400	Valmont Industries, Inc.	3,062,126
335,025	Wabash National Corp.(b)	3,410,555

		12,936,449

	Metals & Mining — 2.2%
69,475	Globe Specialty Metals, Inc.	755,193
95,050	Reliance Steel & Aluminum Co.	6,231,478

		6,986,671

	Oil, Gas & Consumable Fuels — 2.0%
161,514	Oasis Petroleum, Inc.(b)	6,278,049

	Paper & Forest Products — 0.5%
33,425	Clearwater Paper Corp.(b)	1,572,981

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Personal Products — 0.8%
59,825	Elizabeth Arden, Inc.(b)	$2,696,313

	Professional Services — 3.4%
118,350	ICF International, Inc.(b)	3,729,209
85,675	Towers Watson & Co., Class A	7,020,209

		10,749,418

	REITs – Diversified — 0.7%
66,246	Corrections Corp. of America	2,243,752

	REITs – Hotels — 0.7%
409,200	Hersha Hospitality Trust	2,307,888

	REITs – Office Property — 1.0%
87,125	Highwoods Properties, Inc.	3,102,521

	REITs – Shopping Centers — 1.0%
254,575	Excel Trust, Inc.	3,261,106

	Road & Rail — 1.4%
44,875	Celadon Group, Inc.	818,969
96,725	Con-way, Inc.	3,768,406

		4,587,375

	Semiconductors & Semiconductor Equipment — 4.5%
200,600	Microsemi Corp.(b)	4,563,650
115,025	Semtech Corp.(b)	4,029,326
268,850	Skyworks Solutions, Inc.(b)	5,885,126

		14,478,102

	Software — 7.5%
68,950	ACI Worldwide, Inc.(b)	3,204,796
63,575	BroadSoft, Inc.(b)	1,754,670
104,725	Fair Isaac Corp.	4,799,547
27,850	Manhattan Associates, Inc.(b)	2,148,906
192,025	SS&C Technologies Holdings, Inc.(b)	6,317,622
157,800	Verint Systems, Inc.(b)	5,597,166

		23,822,707

	Specialty Retail — 6.4%
151,297	Aaron’s, Inc.	4,237,829
190,850	Chico’s FAS, Inc.	3,255,901
35,450	DSW, Inc., Class A	2,604,512
104,000	GNC Holdings, Inc., Class A	4,597,840
87,425	Group 1 Automotive, Inc.	5,624,050

		20,320,132

	Textiles, Apparel & Luxury Goods — 1.0%
57,775	Wolverine World Wide, Inc.	3,155,093

	Trading Companies & Distributors — 4.1%
30,900	DXP Enterprises, Inc.(b)	2,057,940
110,125	United Rentals, Inc.(b)	5,496,339

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Trading Companies & Distributors — continued
83,225	WESCO International, Inc.(b)	$5,655,971

		13,210,250

	Total Common Stocks (Identified Cost $251,209,482)	308,024,519

Closed End Investment Companies — 2.6%
488,625	Ares Capital Corp. (Identified Cost $7,839,458)	8,404,350

Principal Amount
Short-Term Investments — 1.7%
$5,510,996	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $5,510,996 on 7/01/2013 collateralized by $5,880,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $5,622,750 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,510,996)	5,510,996

	Total Investments — 100.7% (Identified Cost $264,559,936)(a)	321,939,865
	Other assets less liabilities — (0.7)%	(2,355,320)

	Net Assets — 100.0%	$319,584,545

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $264,559,936 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$58,511,631
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,131,702)

	Net unrealized appreciation	$57,379,929

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Industry Summary at June 30, 2013 (Unaudited)

Commercial Banks	10.0%
Software	7.5
Insurance	7.3
Specialty Retail	6.4
Semiconductors & Semiconductor Equipment	4.5
Containers & Packaging	4.2
Trading Companies & Distributors	4.1
Machinery	4.0
IT Services	3.9
Household Durables	3.6
Professional Services	3.4
Health Care Equipment & Supplies	3.0
Commercial Services & Supplies	3.0
Closed End Investment Companies	2.6
Energy Equipment & Services	2.5
Capital Markets	2.4
Construction & Engineering	2.2
Health Care Providers & Services	2.2
Metals & Mining	2.2
Hotels, Restaurants & Leisure	2.0
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	16.0
Short-Term Investments	1.7

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks — 95.8% of Net Assets
	Aerospace & Defense — 1.0%
48,850	B/E Aerospace, Inc.(b)	$3,081,458

	Auto Components — 2.6%
94,750	Delphi Automotive PLC	4,802,877
63,000	Tenneco, Inc.(b)	2,852,640

		7,655,517

	Capital Markets — 1.2%
128,950	SEI Investments Co.	3,666,049

	Chemicals — 4.1%
33,225	Airgas, Inc.	3,171,659
71,325	FMC Corp.	4,355,104
69,350	Rockwood Holdings, Inc.	4,440,480

		11,967,243

	Commercial Banks — 7.9%
90,850	CIT Group, Inc.(b)	4,236,336
298,450	Fifth Third Bancorp	5,387,022
431,300	First Niagara Financial Group, Inc.	4,343,191
666,225	Huntington Bancshares, Inc.	5,249,853
426,400	Regions Financial Corp.	4,063,592

		23,279,994

	Commercial Services & Supplies — 0.8%
102,575	KAR Auction Services, Inc.	2,345,890

	Computers & Peripherals — 2.1%
190,000	NCR Corp.(b)	6,268,100

	Construction & Engineering — 1.5%
166,550	Quanta Services, Inc.(b)	4,406,913

	Containers & Packaging — 4.1%
150,450	Crown Holdings, Inc.(b)	6,188,009
132,375	Owens-Illinois, Inc.(b)	3,678,701
45,925	Packaging Corp. of America	2,248,488

		12,115,198

	Distributors — 0.8%
89,375	LKQ Corp.(b)	2,301,406

	Energy Equipment & Services — 4.5%
85,475	Atwood Oceanics, Inc.(b)	4,448,974
69,350	Helmerich & Payne, Inc.	4,330,908
174,875	Superior Energy Services, Inc.(b)	4,536,257

		13,316,139

	Food & Staples Retailing — 1.1%
1,097,050	Rite Aid Corp.(b)	3,137,563

	Food Products — 1.2%
55,675	Ingredion, Inc.	3,653,394

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 1.9%
152,400	HCA Holdings, Inc.	$5,495,544

	Household Durables — 4.4%
89,375	Harman International Industries, Inc.	4,844,125
96,462	Jarden Corp.(b)	4,220,212
105,500	Lennar Corp., Class A	3,802,220

		12,866,557

	Household Products — 0.7%
35,175	Spectrum Brands Holdings, Inc.	2,000,402

	Insurance — 8.3%
93,775	Endurance Specialty Holdings Ltd.	4,824,724
225,175	Hartford Financial Services Group, Inc. (The)	6,962,411
65,950	Reinsurance Group of America, Inc., Class A	4,557,804
119,175	Validus Holdings Ltd.	4,304,601
127,000	XL Group PLC	3,850,640

		24,500,180

	Internet Software & Services — 1.2%
75,775	IAC/InterActiveCorp	3,603,859

	IT Services — 3.8%
50,300	Fiserv, Inc.(b)	4,396,723
89,375	Global Payments, Inc.	4,139,850
35,175	MAXIMUS, Inc.	2,619,834

		11,156,407

	Machinery — 5.5%
86,450	AGCO Corp.	4,338,925
51,275	Flowserve Corp.	2,769,363
85,475	Navistar International Corp.(b)	2,372,786
68,375	Pentair Ltd. (Registered)	3,944,554
31,750	Snap-on, Inc.	2,837,815

		16,263,443

	Media — 1.8%
45,925	AMC Networks, Inc., Class A(b)	3,003,954
44,925	CBS Corp., Class B	2,195,485

		5,199,439

	Metals & Mining — 3.0%
98,175	Carpenter Technology Corp.	4,424,747
69,350	Reliance Steel & Aluminum Co.	4,546,586

		8,971,333

	Oil, Gas & Consumable Fuels — 2.9%
71,325	Noble Energy, Inc.	4,282,353
29,800	Pioneer Natural Resources Co.	4,313,550

		8,595,903

	Personal Products — 1.6%
103,550	Elizabeth Arden, Inc.(b)	4,666,999

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 3.7%
54,736	Valeant Pharmaceuticals International, Inc.(b)	$4,711,675
318,950	Warner Chilcott PLC, Class A	6,340,726

		11,052,401

	Professional Services — 2.1%
75,700	Towers Watson & Co., Class A	6,202,858

	Road & Rail — 3.3%
92,800	Con-way, Inc.	3,615,488
240,800	Hertz Global Holdings, Inc.(b)	5,971,840

		9,587,328

	Semiconductors & Semiconductor Equipment — 3.3%
116,250	Avago Technologies Ltd.	4,345,425
240,800	Skyworks Solutions, Inc.(b)	5,271,112

		9,616,537

	Software — 5.6%
82,050	Check Point Software Technologies Ltd.(b)	4,076,244
230,050	Nuance Communications, Inc.(b)	4,228,319
217,350	Rovi Corp.(b)	4,964,274
55,675	Solera Holdings, Inc.	3,098,314

		16,367,151

	Specialty Retail — 4.0%
117,225	GNC Holdings, Inc., Class A	5,182,517
104,525	Rent-A-Center, Inc.	3,924,914
40,550	Signet Jewelers Ltd.	2,734,286

		11,841,717

	Textiles, Apparel & Luxury Goods — 1.5%
36,150	PVH Corp.	4,520,558

	Trading Companies & Distributors — 4.3%
107,450	MRC Global, Inc.(b)	2,967,769
104,525	United Rentals, Inc.(b)	5,216,843
67,400	WESCO International, Inc.(b)	4,580,504

		12,765,116

	Total Common Stocks (Identified Cost $237,723,148)	282,468,596

Closed End Investment Companies — 1.3%
214,425	Ares Capital Corp. (Identified Cost $3,369,934)	3,688,110

Principal Amount
Short-Term Investments — 2.9%
$8,699,203	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $8,699,203 on 7/01/2013 collateralized by $9,280,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $8,874,000 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,699,203)	8,699,203

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

	Description	Value (†)
	Total Investments — 100.0% (Identified Cost $249,792,285)(a)	$294,855,909
	Other assets less liabilities — 0.0%	22,420

	Net Assets — 100.0%	$294,878,329

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $249,792,285 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$46,946,654
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,883,030)

	Net unrealized appreciation	$45,063,624

(b)	Non-income producing security.

Industry Summary at June 30, 2013 (Unaudited)

Insurance	8.3%
Commercial Banks	7.9
Software	5.6
Machinery	5.5
Energy Equipment & Services	4.5
Household Durables	4.4
Trading Companies & Distributors	4.3
Containers & Packaging	4.1
Chemicals	4.1
Specialty Retail	4.0
IT Services	3.8
Pharmaceuticals	3.7
Semiconductors & Semiconductor Equipment	3.3
Road & Rail	3.3
Metals & Mining	3.0
Oil, Gas & Consumable Fuels	2.9
Auto Components	2.6
Computers & Peripherals	2.1
Professional Services	2.1
Other Investments, less than 2% each	17.6
Short-Term Investments	2.9

Total Investments	100.0
Other assets less liabilities	—

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Statements of Assets & Liabilities

June 30, 2013 (Unaudited)

	CGM Advisor Targeted Equity Fund	Harris Associates Large Cap Value Fund	McDonnell Intermediate Municipal Bond Fund	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
ASSETS
Investments at cost	$494,771,584	$112,050,861	$20,980,453	$264,559,936	$249,792,285
Net unrealized appreciation (depreciation)	67,244,043	36,616,830	(817,147)	57,379,929	45,063,624

Investments at value	562,015,627	148,667,691	20,163,306	321,939,865	294,855,909
Cash	12,302	5	1	10	9
Receivable for Fund shares sold	130,630	167,441	347,373	87,757	2,801,491
Receivable from investment adviser (Note 5)	—	—	6,798	—	—
Receivable for securities sold	559,120	1,315,222	—	186,903	429,702
Dividends and interest receivable	197,775	110,083	250,680	345,214	222,811

TOTAL ASSETS	562,915,454	150,260,442	20,768,158	322,559,749	298,309,922

LIABILITIES
Payable for securities purchased	—	1,580,288	—	754,292	3,076,032
Payable for delayed delivery securities purchased (Note 2)	—	—	556,750	—	—
Payable for Fund shares redeemed	1,118,285	27,163	—	1,708,784	72,962
Management fees payable (Note 5)	335,190	80,311	—	236,559	189,009
Deferred Trustees’ fees (Note 5)	699,438	411,744	3,548	163,963	42,191
Administrative fees payable (Note 5)	20,815	5,439	722	11,607	10,433
Payable to distributor (Note 5d)	2,675	623	—	3,724	2,508
Other accounts payable and accrued expenses	161,027	75,386	28,923	96,275	38,458

TOTAL LIABILITIES	2,337,430	2,180,954	589,943	2,975,204	3,431,593

NET ASSETS	$560,578,024	$148,079,488	$20,178,215	$319,584,545	$294,878,329

NET ASSETS CONSIST OF:
Paid-in capital	$444,978,567	$113,626,670	$21,065,321	$233,496,288	$243,380,982
Undistributed (Distributions in excess of) net investment income	(1,468,219)	(199,139)	—	1,052,359	266,944
Accumulated net realized gain (loss) on investments and foreign currency transactions	49,823,869	(1,964,873)	(69,959)	27,655,969	6,166,779
Net unrealized appreciation (depreciation) on investments and foreign currency translations	67,243,807	36,616,830	(817,147)	57,379,929	45,063,624

NET ASSETS	$560,578,024	$148,079,488	$20,178,215	$319,584,545	$294,878,329

See accompanying notes to financial statements.

39  |

Statements of Assets & Liabilities (continued)

June 30, 2013 (Unaudited)

	CGM Advisor Targeted Equity Fund	Harris Associates Large Cap Value Fund	McDonnell Intermediate Municipal Bond Fund		Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$468,142,053	$125,337,646	$643,264		$140,690,352	$43,642,261

Shares of beneficial interest	40,005,327	6,737,215	67,518		6,520,273	2,393,014

Net asset value and redemption price per share	$11.70	$18.60	$9.53		$21.58	$18.24

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$12.41	$19.73	$9.88		$22.90	$19.35

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,653,734	$1,763,478	$—		$2,527,497	$—

Shares of beneficial interest	254,512	103,225	—		143,308	—

Net asset value and offering price per share	$10.43	$17.08	$—		$17.64	$—

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$35,693,721	$6,729,597	$954		$28,310,837	$9,147,081

Shares of beneficial interest	3,444,416	395,966	100		1,606,268	512,851

Net asset value and offering price per share	$10.36	$17.00	$9.52	*	$17.63	$17.84

Class N shares:
Net assets	$—	$—	$—		$—	$1,047

Shares of beneficial interest	—	—	—		—	57

Net asset value, offering and redemption price per share	$—	$—	$—		$—	$18.35	*

Class Y shares:
Net assets	$54,088,516	$14,248,767	$19,533,997		$148,055,859	$242,087,940

Shares of beneficial interest	4,502,318	739,854	2,050,727		6,752,218	13,191,121

Net asset value, offering and redemption price per share	$12.01	$19.26	$9.53		$21.93	$18.35

*	Net asset value calculations reflect fractional shares and dollar amounts.

See accompanying notes to financial statements.

|  40

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	CGM Advisor Targeted Equity Fund	Harris Associates Large Cap Value Fund	McDonnell Intermediate Municipal Bond Fund
INVESTMENT INCOME
Dividends	$2,702,518	$1,155,713	$—
Interest	321	215	154,557
Less net foreign taxes withheld	(59,366)	(1,871)	—

	2,643,473	1,154,057	154,557

Expenses
Management fees (Note 5)	2,012,254	502,298	37,326
Service and distribution fees (Note 5)	789,307	194,362	57
Administrative fees (Note 5)	124,849	31,670	4,119
Trustees’ fees and expenses (Note 5)	31,921	47,784	7,719
Transfer agent fees and expenses (Note 5)	265,167	106,777	111
Audit and tax services fees	22,304	20,976	21,566
Custodian fees and expenses	13,549	10,992	6,720
Legal fees	3,860	974	126
Registration fees	34,222	31,202	10,187
Shareholder reporting expenses	32,622	927	636
Miscellaneous expenses	10,626	5,760	7,420

Total expenses	3,340,681	953,722	95,987
Less waiver and/or expense reimbursement (Note 5)	—	(5,913)	(44,606)

Net expenses	3,340,681	947,809	51,381

Net investment income (loss)	(697,208)	206,248	103,176

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	53,944,441	5,215,671	(69,959)
Foreign currency transactions	140	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	21,762,821	15,283,498	(659,663)
Foreign currency translations	(236)	—	—

Net realized and unrealized gain (loss) on investments and foreign currency transactions	75,707,166	20,499,169	(729,622)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,009,958	$20,705,417	$(626,446)

See accompanying notes to financial statements.

41  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2013 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
INVESTMENT INCOME
Dividends	$3,485,445 (a)	$1,630,736	(a)
Interest	240	178
Less net foreign taxes withheld	(3,715)	—

	3,481,970	1,630,914

Expenses
Management fees (Note 5)	1,476,452	981,855
Service and distribution fees (Note 5)	345,100	73,821
Administrative fees (Note 5)	72,414	54,161
Trustees’ fees and expenses (Note 5)	15,041	10,530
Transfer agent fees and expenses (Note 5)	208,518	102,109
Audit and tax services fees	20,031	19,424
Custodian fees and expenses	14,535	13,854
Legal fees	2,255	1,550
Registration fees	34,308	43,564
Shareholder reporting expenses	25,021	16,058
Miscellaneous expenses	10,476	6,423

Total expenses	2,224,151	1,323,349
Less waiver and/or expense reimbursement (Note 5)	—	(3)

Net expenses	2,224,151	1,323,346

Net investment income	1,257,819	307,568

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	29,885,942	7,231,923
Foreign currency transactions	(7)	—
Net change in unrealized appreciation (depreciation) on:
Investments	19,462,556	31,536,823

Net realized and unrealized gain on investments and foreign currency transactions	49,348,491	38,768,746

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,606,310	$39,076,314

(a)	Includes non-recurring dividends of $1,084,329 and $204,850 for Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund, respectively.

See accompanying notes to financial statements.

|  42

Statements of Changes in Net Assets

	CGM Advisor Targeted Equity Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$(697,208)	$4,315,207
Net realized gain on investments and foreign currency transactions	53,944,581	47,298,215
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	21,762,585	31,061,066

Net increase in net assets resulting from operations	75,009,958	82,674,488

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(4,303)	(3,813,264)
Class B	(98)	(610)
Class C	(360)	(31,566)
Class Y	(464)	(557,124)
Net realized capital gains
Class A	—	(19,506,253)
Class B	—	(170,718)
Class C	—	(1,766,210)
Class Y	—	(2,163,006)

Total distributions	(5,225)	(28,008,751)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(41,269,986)	(140,868,009)

Net increase (decrease) in net assets	33,734,747	(86,202,272)
NET ASSETS
Beginning of the period	526,843,277	613,045,549

End of the period	$560,578,024	$526,843,277

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(1,468,219)	$(765,786)

See accompanying notes to financial statements.

43  |

Statements of Changes in Net Assets (continued)

	Harris Associates Large Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$206,248	$996,366
Net realized gain on investments	5,215,671	3,988,484
Net change in unrealized appreciation (depreciation) on investments	15,283,498	15,718,145

Net increase in net assets resulting from operations	20,705,417	20,702,995

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(913,298)
Class C	—	(8,756)
Class Y	—	(122,737)

Total distributions	—	(1,044,791)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(6,756,344)	(10,081,022)

Net increase in net assets	13,949,073	9,577,182
NET ASSETS
Beginning of the period	134,130,415	124,553,233

End of the period	$148,079,488	$134,130,415

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(199,139)	$(405,387)

See accompanying notes to financial statements.

|  44

Statements of Changes in Net Assets (continued)

	McDonnell Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012 (a)
FROM OPERATIONS:
Net investment income (loss)	$103,176	$(15,423)
Net realized gain (loss) on investments	(69,959)	—
Net change in unrealized appreciation (depreciation) on investments	(659,663)	(157,484)

Net decrease in net assets resulting from operations	(626,446)	(172,907)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(147)	—
Class C	(1)	—
Class Y	(103,028)	—

Total distributions	(103,176)	—

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	6,078,744	15,002,000

Net increase in net assets	5,349,122	14,829,093
NET ASSETS
Beginning of the period	14,829,093	—

End of the period	$20,178,215	$14,829,093

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$—	$—

(a)	From commencement of operations on November 16, 2012 through December 31, 2012.

See accompanying notes to financial statements.

45  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,257,819	$2,665,810
Net realized gain on investments and foreign currency transactions	29,885,935	25,929,887
Net change in unrealized appreciation (depreciation) on investments	19,462,556	24,173,221

Net increase in net assets resulting from operations	50,606,310	52,768,918

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(33,194)	(1,095,844)
Class B	(812)	—
Class C	(8,031)	(23,674)
Class Y	(33,951)	(1,287,864)
Net realized capital gains
Class A	(3,338,562)	(11,383,253)
Class B	(82,571)	(256,797)
Class C	(816,414)	(2,136,731)
Class Y	(3,451,488)	(8,612,912)

Total distributions	(7,765,023)	(24,797,075)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(46,712,312)	(98,018,043)

Net decrease in net assets	(3,871,025)	(70,046,200)
NET ASSETS
Beginning of the period	323,455,570	393,501,770

End of the period	$319,584,545	$323,455,570

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$1,052,359	$(129,472)

See accompanying notes to financial statements.

|  46

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Value Opportunity Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$307,568	$2,073,764
Net realized gain on investments	7,231,923	6,478,478
Net change in unrealized appreciation (depreciation) on investments	31,536,823	14,399,847

Net increase in net assets resulting from operations	39,076,314	22,952,089

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(246,978)
Class C	—	(7,944)
Class Y	—	(1,789,205)
Net realized capital gains
Class A	(283,520)	(707,026)
Class C	(38,908)	(78,628)
Class Y	(1,496,241)	(4,019,631)

Total distributions	(1,818,669)	(6,849,412)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	62,560,826	46,408,042

Net increase in net assets	99,818,471	62,510,719
NET ASSETS
Beginning of the period	195,059,858	132,549,139

End of the period	$294,878,329	$195,059,858

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$266,944	$(40,624)

See accompanying notes to financial statements.

47  |

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|  48

Financial Highlights

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions (b)
CGM ADVISOR TARGETED EQUITY FUND
Class A
6/30/2013(g)	$10.23	$(0.01)		$1.48	$1.47	$(0.00)	$—	$(0.00)
12/31/2012	9.36	0.08	(h)	1.36	1.44	(0.09)	(0.48)	(0.57)
12/31/2011	11.12	0.05		(1.76)	(1.71)	(0.05)	—	(0.05)
12/31/2010	9.54	0.05	(i)	1.58	1.63	(0.05)	—	(0.05)
12/31/2009	7.66	0.05		1.88	1.93	(0.05)	—	(0.05)
12/31/2008	13.01	0.09		(4.94)	(4.85)	(0.06)	(0.44)	(0.50)
Class B
6/30/2013(g)	9.15	(0.05)		1.33	1.28	(0.00)	—	(0.00)
12/31/2012	8.41	(0.00	)(h)	1.22	1.22	(0.00)	(0.48)	(0.48)
12/31/2011	10.01	(0.03)		(1.57)	(1.60)	—	—	—
12/31/2010	8.61	(0.02	)(i)	1.42	1.40	(0.00)	—	(0.00)
12/31/2009	6.92	(0.01)		1.70	1.69	—	—	—
12/31/2008	11.81	(0.00)		(4.45)	(4.45)	(0.00)	(0.44)	(0.44)
Class C
6/30/2013(g)	9.09	(0.05)		1.32	1.27	(0.00)	—	(0.00)
12/31/2012	8.37	(0.00	)(h)	1.20	1.20	(0.00)	(0.48)	(0.48)
12/31/2011	9.96	(0.03)		(1.56)	(1.59)	—	—	—
12/31/2010	8.57	(0.02	)(i)	1.41	1.39	(0.00)	—	(0.00)
12/31/2009	6.89	(0.01)		1.69	1.68	(0.00)	—	(0.00)
12/31/2008	11.79	0.02		(4.46)	(4.44)	(0.02)	(0.44)	(0.46)
Class Y
6/30/2013(g)	10.49	0.00		1.52	1.52	(0.00)	—	(0.00)
12/31/2012	9.59	0.11	(h)	1.39	1.50	(0.12)	(0.48)	(0.60)
12/31/2011	11.40	0.07		(1.80)	(1.73)	(0.08)	—	(0.08)
12/31/2010	9.78	0.07	(i)	1.63	1.70	(0.08)	—	(0.08)
12/31/2009	7.84	0.06		1.96	2.02	(0.08)	—	(0.08)
12/31/2008	13.32	0.13		(5.09)	(4.96)	(0.08)	(0.44)	(0.52)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

49  |

					Ratios to Average Net Assets:
Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)	Gross expenses (%) (f)	Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$—		$11.70	14.37	$468,142	1.15	1.15	(0.22)		81
—		10.23	15.44 (h)	438,288	1.18	1.18	0.78	(h)	192
—		9.36	(15.36)	503,330	1.13	1.13	0.45		236
—		11.12	17.14	753,518	1.16	1.16	0.52	(i)	146
—		9.54	25.19	693,386	1.19	1.19	0.69		170
0.00	(j)	7.66	(38.36)	796,146	1.10	1.10	0.83		211

—		10.43	13.99	2,654	1.90	1.90	(0.98)		81
—		9.15	14.54 (h)	3,447	1.93	1.93	(0.05	)(h)	192
—		8.41	(15.98)	5,296	1.88	1.88	(0.32)		236
—		10.01	16.26	9,934	1.91	1.91	(0.28	)(i)	146
—		8.61	24.42	12,401	1.94	1.94	(0.11)		170
0.00	(j)	6.92	(38.90)	13,971	1.85	1.85	(0.03)		211

—		10.36	13.97	35,694	1.90	1.90	(0.97)		81
—		9.09	14.45 (h)	35,225	1.93	1.93	(0.02	)(h)	192
—		8.37	(15.96)	47,416	1.88	1.88	(0.32)		236
—		9.96	16.22	81,291	1.91	1.91	(0.23	)(i)	146
—		8.57	24.42	75,098	1.95	1.95	(0.14)		170
0.00	(j)	6.89	(38.85)	59,544	1.85	1.85	0.17		211

—		12.01	14.49	54,089	0.90	0.90	0.03		81
—		10.49	15.69 (h)	49,884	0.93	0.93	1.02	(h)	192
—		9.59	(15.16)	57,003	0.87	0.87	0.62		236
—		11.40	17.39	137,631	0.91	0.91	0.69	(i)	146
—		9.78	25.75	265,441	0.94	0.94	0.64		170
0.00	(j)	7.84	(38.28)	44,240	0.85	0.85	1.21		211

(g)	For the six months ended June 30, 2013 (Unaudited).
(h)	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $0.02, $(0.05), $(0.05) and $0.05 for Class A , Class B, Class C and Class Y shares, respectively, total returns would have been 14.81%, 13.83%, 13.86% and 14.96% for Class A , Class B, Class C and Class Y shares, respectively and the ratios of net investment income (loss) to average net assets would have been 0.21%, (0.56)%, (0.55)% and 0.47% for Class A , Class B, Class C and Class Y shares, respectively.
(i)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $0.02, $(0.05), $(0.05) and $0.05 for Class A, Class B, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been 0.23%, (0.53)%, (0.52)% and 0.48% for Class A, Class B, Class C and Class Y shares, respectively.
(j)	Effective June 2, 2008, redemption fees were eliminated.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions (b)
HARRIS ASSOCIATES LARGE CAP VALUE FUND
Class A
6/30/2013(g)	$16.09	$0.03		$2.48	$2.51	$—	$—	$—
12/31/2012	13.86	0.12		2.24	2.36	(0.13)	—	(0.13)
12/31/2011	14.17	0.08		(0.30)	(0.22)	(0.09)	—	(0.09)
12/31/2010	12.58	0.05		1.60	1.65	(0.06)	—	(0.06)
12/31/2009	8.77	0.05	(i)	3.81	3.86	(0.05)	—	(0.05)
12/31/2008	14.97	0.13		(6.20)	(6.07)	(0.13)	—	(0.13)
Class B
6/30/2013(g)	14.83	(0.04)		2.29	2.25	—	—	—
12/31/2012	12.76	(0.01)		2.08	2.07	—	—	—
12/31/2011	13.07	(0.03)		(0.28)	(0.31)	(0.00)	—	(0.00)
12/31/2010	11.65	(0.05)		1.48	1.43	(0.01)	—	(0.01)
12/31/2009	8.16	(0.02	)(i)	3.52	3.50	(0.01)	—	(0.01)
12/31/2008	13.84	0.03		(5.70)	(5.67)	(0.01)	—	(0.01)
Class C
6/30/2013(g)	14.75	(0.04)		2.29	2.25	—	—	—
12/31/2012	12.72	0.00		2.05	2.05	(0.02)	—	(0.02)
12/31/2011	13.02	(0.03)		(0.27)	(0.30)	(0.00)	—	(0.00)
12/31/2010	11.61	(0.05)		1.47	1.42	(0.01)	—	(0.01)
12/31/2009	8.13	(0.02	)(i)	3.51	3.49	(0.01)	—	(0.01)
12/31/2008	13.82	0.03		(5.69)	(5.66)	(0.03)	—	(0.03)
Class Y
6/30/2013(g)	16.63	0.05		2.58	2.63	—	—	—
12/31/2012	14.32	0.17		2.31	2.48	(0.17)	—	(0.17)
12/31/2011	14.65	0.12		(0.33)	(0.21)	(0.12)	—	(0.12)
12/31/2010	12.99	0.08		1.67	1.75	(0.09)	—	(0.09)
12/31/2009	9.05	0.08	(i)	3.93	4.01	(0.07)	—	(0.07)
12/31/2008	15.47	0.19		(6.42)	(6.23)	(0.19)	—	(0.19)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

51  |

				Ratios to Average Net Assets:

Increase from regulatory settlements (b)	Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)	Portfolio turnover rate (%)

$—	$18.60	15.60	$125,338	1.30		1.31		0.31	16
—	16.09	17.03	113,870	1.30		1.33		0.77	25
—	13.86	(1.56)	107,978	1.30	(h)	1.30	(h)	0.57	36
—	14.17	13.08	118,938	1.30		1.39		0.36	32
0.00	12.58	44.03	113,309	1.30		1.50		0.53	131
—	8.77	(40.45)	85,761	1.28		1.28		1.04	38

—	17.08	15.17	1,763	2.05		2.05		(0.45)	16
—	14.83	16.22	2,145	2.05		2.08		(0.04)	25
—	12.76	(2.34)	3,341	2.05	(h)	2.05	(h)	(0.21)	36
—	13.07	12.31	5,614	2.05		2.13		(0.40)	32
0.00	11.65	42.88	7,864	2.05		2.25		(0.22)	131
—	8.16	(40.87)	8,191	2.03		2.04		0.25	38

—	17.00	15.25	6,730	2.05		2.06		(0.44)	16
—	14.75	16.13	6,016	2.05		2.08		0.02	25
—	12.72	(2.28)	5,667	2.05	(h)	2.05	(h)	(0.19)	36
—	13.02	12.26	7,399	2.05		2.14		(0.39)	32
0.00	11.61	42.91	7,208	2.05		2.25		(0.22)	131
—	8.13	(40.90)	6,222	2.03		2.03		0.26	38

—	19.26	15.81	14,249	1.05		1.06		0.56	16
—	16.63	17.33	12,100	1.05		1.09		1.04	25
—	14.32	(1.40)	7,567	1.05	(h)	1.05	(h)	0.80	36
—	14.65	13.47	9,586	1.05		1.14		0.61	32
0.00	12.99	44.39	7,450	1.05		1.12		0.77	131
—	9.05	(40.18)	5,842	0.84		0.84		1.47	38

(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended June 30, 2013 (Unaudited).
(h)	Includes fee/expense recovery of 0.01%.
(i)	Includes a non-recurring dividend of $0.01 per share.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND
Class A
6/30/2013(f)	$9.89	$0.05	$(0.37)	$(0.32)	$(0.04)	$—	$(0.04)
12/31/2012(g)	10.00	(0.01)	(0.10)	(0.11)	—	—	—
Class C
6/30/2013(f)	9.89	0.01	(0.37)	(0.36)	(0.01)	—	(0.01)
12/31/2012(g)	10.00	(0.01)	(0.10)	(0.11)	—	—	—
Class Y
6/30/2013(f)	9.88	0.05	(0.34)	(0.29)	(0.06)	—	(0.06)
12/31/2012(g)	10.00	(0.01)	(0.11)	(0.12)	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended June 30, 2013 (Unaudited).
(g)	From commencement of operations on November 16, 2012 through December 31, 2012.
(h)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

53  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)		Gross expenses (%) (e)	Net investment income (loss) (%) (e)	Portfolio turnover rate (%)

$9.53	(3.22)	$643	0.80		1.67	1.04	13
9.89	(1.10)	1	2.19	(h)	2.23	(0.71)	0

9.52	(3.65)	1	1.55		1.70	0.13	13
9.89	(1.10)	1	2.20	(h)	2.24	(0.73)	0

9.53	(3.00)	19,534	0.55		1.03	1.11	13
9.88	(1.20)	14,827	2.33	(h)	2.37	(0.84)	0

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions
VAUGHAN NELSON SMALL CAP VALUE FUND
Class A
6/30/2013(g)	$18.97	$0.07	(h)	$3.06	$3.13	$(0.01)	$(0.51)	$(0.52)
12/31/2012	17.74	0.13	(i)	2.50	2.63	(0.14)	(1.26)	(1.40)
12/31/2011	22.69	0.10		(0.83)	(0.73)	(0.09)	(4.13)	(4.22)
12/31/2010	22.31	(0.01)		5.27	5.26	—	(4.90)	(4.90)
12/31/2009	17.42	0.05	(j)	4.88	4.93	(0.04)	—	(0.04)
12/31/2008	22.11	0.03		(4.69)	(4.66)	—	(0.03)	(0.03)
Class B
6/30/2013(g)	15.65	(0.00	)(h)	2.51	2.51	(0.01)	(0.51)	(0.52)
12/31/2012	14.84	(0.02	)(i)	2.09	2.07	—	(1.26)	(1.26)
12/31/2011	19.73	(0.07)		(0.69)	(0.76)	(0.00)	(4.13)	(4.13)
12/31/2010	20.06	(0.17)		4.72	4.55	—	(4.90)	(4.90)
12/31/2009	15.76	(0.09	)(j)	4.39	4.30	—	—	—
12/31/2008	20.15	(0.14)		(4.22)	(4.36)	—	(0.03)	(0.03)
Class C
6/30/2013(g)	15.64	0.00	(h)	2.51	2.51	(0.01)	(0.51)	(0.52)
12/31/2012	14.85	(0.01	)(i)	2.08	2.07	(0.02)	(1.26)	(1.28)
12/31/2011	19.74	(0.06)		(0.70)	(0.76)	—	(4.13)	(4.13)
12/31/2010	20.07	(0.16)		4.71	4.55	—	(4.90)	(4.90)
12/31/2009	15.76	(0.08	)(j)	4.39	4.31	—	—	—
12/31/2008	20.16	(0.13)		(4.24)	(4.37)	—	(0.03)	(0.03)
Class Y
6/30/2013(g)	19.24	0.11	(h)	3.10	3.21	(0.01)	(0.51)	(0.52)
12/31/2012	17.99	0.18	(i)	2.53	2.71	(0.20)	(1.26)	(1.46)
12/31/2011	22.96	0.15		(0.84)	(0.69)	(0.15)	(4.13)	(4.28)
12/31/2010	22.47	0.06		5.31	5.37	—	(4.90)	(4.90)
12/31/2009	17.55	0.12	(j)	4.90	5.02	(0.10)	—	(0.10)
12/31/2008	22.20	0.12		(4.74)	(4.62)	—	(0.03)	(0.03)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended June 30, 2013 (Unaudited).

See accompanying notes to financial statements.

55  |

							Ratios to Average Net Assets:
Increase from regulatory settlements	Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$—	$—		$21.58	16.63	(h)	$140,690	1.39		1.39		0.69	(h)	38
—	—		18.97	14.93	(i)	160,400	1.39		1.39		0.67	(i)	73
—	—		17.74	(3.77)		228,445	1.36		1.36		0.44		88
0.02	—		22.69	23.67		267,192	1.41		1.41		(0.03)		80
—	—		22.31	28.30		322,961	1.45		1.49		0.27		102
—	0.00	(k)	17.42	(21.11)		171,875	1.45		1.51		0.13		124

—	—		17.64	16.19	(h)	2,527	2.14		2.14		(0.05	)(h)	38
—	—		15.65	14.12	(i)	3,106	2.14		2.14		(0.14	)(i)	73
—	—		14.84	(4.51)		4,657	2.11		2.11		(0.38)		88
0.02	—		19.73	22.78		7,996	2.16		2.16		(0.78)		80
—	—		20.06	27.28		10,630	2.20		2.24		(0.56)		102
—	0.00	(k)	15.76	(21.67)		11,788	2.20		2.26		(0.78)		124

—	—		17.63	16.20	(h)	28,311	2.15		2.15		0.01	(h)	38
—	—		15.64	14.08	(i)	26,980	2.14		2.14		(0.07	)(i)	73
—	—		14.85	(4.51)		30,284	2.11		2.11		(0.33)		88
0.02	—		19.74	22.78		38,855	2.16		2.16		(0.76)		80
—	—		20.07	27.35		39,238	2.20		2.24		(0.48)		102
—	0.00	(k)	15.76	(21.71)		21,861	2.20		2.26		(0.68)		124

—	—		21.93	16.81	(h)	148,056	1.15		1.15		1.01	(h)	38
—	—		19.24	15.18	(i)	132,970	1.14		1.14		0.95	(i)	73
—	—		17.99	(3.54)		130,115	1.10		1.10		0.65		88
0.02	—		22.96	24.00		217,305	1.16		1.16		0.24		80
—	—		22.47	28.61		232,903	1.18	(l)	1.18	(l)	0.60		102
—	0.00	(k)	17.55	(20.81)		71,568	1.20		1.21		0.65		124

(h)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $0.01, $(0.06), $(0.06) and $0.03 for Class A, Class B, Class C and Class Y shares, respectively, total return would have been 16.25%, 15.79%, 15.80% and 16.39% for Class A, Class B, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been 0.07%, (0.73)%, (0.69)% and 0.32% for Class A, Class B, Class C and Class Y shares, respectively.
(i)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $0.04, $(0.09), $(0.08) and $0.10 for Class A , Class B, Class C and Class Y shares, respectively, total return would have been 14.42%, 13.64%, 13.52% and 14.73% for Class A, Class B, Class C and Class Y shares, respectively and the ratio of net investment income (loss) to average net assets would have been 0.22%, (0.56)%, (0.51)% and 0.50% for Class A, Class B, Class C and Class Y shares, respectively.
(j)	Includes a non-recurring dividend of $0.03 per share.
(k)	Effective June 2, 2008, redemption fees were eliminated.
(l)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Distributions from paid-in capital
VAUGHAN NELSON VALUE OPPORTUNITY FUND
Class A
6/30/2013(g)	$15.49	$0.00	(h)	$2.88	$2.88	$—	$(0.13)	$—
12/31/2012	13.83	0.15	(i)	2.05	2.20	(0.14)	(0.40)	—
12/31/2011	14.75	(0.01)		(0.39)	(0.40)	—	(0.52)	—
12/31/2010	12.46	0.08	(k)	2.36	2.44	(0.07)	(0.02)	(0.06)
12/31/2009	9.60	0.09		2.88	2.97	(0.04)	(0.07)	—
12/31/2008(l)	10.00	0.03		(0.41)	(0.38)	(0.02)	—	—
Class C
6/30/2013(g)	15.21	(0.05	)(h)	2.81	2.76	—	(0.13)	—
12/31/2012	13.60	0.04	(i)	2.01	2.05	(0.04)	(0.40)	—
12/31/2011	14.63	(0.12)		(0.39)	(0.51)	—	(0.52)	—
12/31/2010	12.39	(0.03	)(k)	2.36	2.33	(0.04)	(0.02)	(0.03)
12/31/2009	9.59	(0.02)		2.89	2.87	(0.00)	(0.07)	—
12/31/2008(l)	10.00	0.02		(0.41)	(0.39)	(0.02)	—	—
Class N
6/30/2013(m)	17.53	0.01		0.81	0.82	—	—	—
Class Y
6/30/2013(g)	15.57	0.03	(h)	2.88	2.91	—	(0.13)	—
12/31/2012	13.89	0.18	(i)	2.08	2.26	(0.18)	(0.40)	—
12/31/2011	14.80	0.03		(0.41)	(0.38)	(0.01)	(0.52)	—
12/31/2010	12.49	0.12	(k)	2.37	2.49	(0.09)	(0.02)	(0.07)
12/31/2009	9.60	0.10		2.90	3.00	(0.04)	(0.07)	—
12/31/2008(l)	10.00	0.03		(0.40)	(0.37)	(0.03)	—	—

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended June 30, 2013 (Unaudited).
(h)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $(0.01), $(0.07) and $0.01 for Class A, Class C and Class Y shares, respectively, total return would have been 18.51%, 18.06% and 18.67% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been (0.11)%, (0.76)% and 0.14% for Class A, Class C and Class Y shares, respectively.

See accompanying notes to financial statements.

57  |

					Ratios to Average Net Assets:
Total distributions	Net asset value, end of the period	Total return (%) (c)(d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$(0.13)	$18.24	18.63	(h)	$43,642	1.27		1.27		0.06	(h)	23
(0.54)	15.49	15.93	(i)	28,381	1.31		1.31		0.97	(i)	65
(0.52)	13.83	(2.71)		21,308	1.40	(j)	1.40	(j)	(0.07)		75
(0.15)	14.75	19.64		11,268	1.40		1.69		0.62	(k)	143
(0.11)	12.46	30.98		3,645	1.40		5.24		0.79		45
(0.02)	9.60	(3.75)		16	1.40		39.61		1.92		12

(0.13)	17.84	18.19	(h)	9,147	2.02		2.02		(0.64	)(h)	23
(0.44)	15.21	15.10	(i)	3,090	2.06		2.06		0.24	(i)	65
(0.52)	13.60	(3.48)		1,822	2.15	(j)	2.15	(j)	(0.83)		75
(0.09)	14.63	18.85		824	2.15		2.46		(0.23	)(k)	143
(0.07)	12.39	30.01		370	2.15		8.54		(0.14)		45
(0.02)	9.59	(3.90)		41	2.15		40.36		1.62		12

—	18.35	4.68		1	1.10		3.00		0.43		23

(0.13)	18.35	18.73	(h)	242,088	1.02		1.02		0.31	(h)	23
(0.58)	15.57	16.28	(i)	163,589	1.06		1.06		1.22	(i)	65
(0.53)	13.89	(2.53)		109,419	1.15	(j)	1.15	(j)	0.23		75
(0.18)	14.80	19.96		40,715	1.15		1.43		0.92	(k)	143
(0.11)	12.49	31.37		8,626	1.15		7.22		0.90		45
(0.03)	9.60	(3.74)		960	1.15		38.91		1.41		12

(i)	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $0.02, $(0.05), $(0.05) and $0.05 for Class A , Class B, Class C and Class Y shares, respectively, total returns would have been 14.81% ,13.83% , 13.86% and 14.96% for Class A , Class B, Class C and Class Y shares, respectively and the ratios of net investment income (loss) to average net assets would have been 0.21%, (0.56)%, (0.55)% and 0.47% for Class A , Class B, Class C and Class Y shares, respectively.
(j)	Includes fee/expense recovery of 0.01%.
(k)	Includes non-recurring dividends. Without this dividend, net investment income (loss) per share would have been $0.01, $(0.09) and $0.04 for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been 0.07%, (0.74)% and 0.34% for Class A, Class C and Class Y shares, respectively.
(l)	From commencement of operations on October 31, 2008 through December 31, 2008.
(m)	From commencement of Class operations on May 1, 2013 through June 30, 2013.

See accompanying notes to financial statements.

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Notes to Financial Statements

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1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

CGM Advisor Targeted Equity Fund (the “Targeted Equity Fund”)

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Harris Associates Large Cap Value Fund (the “Large Cap Value Fund”)

McDonnell Intermediate Municipal Bond Fund (the “Intermediate Municipal Bond Fund”)

Vaughan Nelson Value Opportunity Fund (the “Value Opportunity Fund”)

On February 14, 2013, there was a contribution to Intermediate Municipal Bond Fund by Natixis Global Asset Management, L.P. (“Natixis US”) of $5,000,000.

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Effective May 1, 2013, Value Opportunity Fund began offering Class N shares. Effective October 12, 2007, Class B shares of Targeted Equity Fund, Large Cap Value Fund and Small Cap Value Fund are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Effective July 31, 2009, the Small Cap Value Fund was closed to new investors. The Fund continues to offer Class A, Class C and Class Y shares to existing investors. The Fund, in its sole discretion, may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund.

Class A shares are sold with a maximum front-end sales charge of 5.75%, with the exception of Intermediate Municipal Bond Fund, which is sold with a maximum front-end sales charge of 3.50%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales

59  |

Notes to Financial Statements (continued)

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charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees for Class N). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid prices may also be used to value debt and equity securities where an independent

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Notes to Financial Statements (continued)

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pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

Certain Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of

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Notes to Financial Statements (continued)

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investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

d.  Federal and Foreign Income Taxes.  Each Trust treats each fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, deferred Trustees’ fees, net operating losses, distribution redesignations, return of capital and capital gain distributions received and distributions in excess of current earnings. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and return of capital distributions received. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Targeted Equity Fund	$4,402,564	$23,606,187	$28,008,751
Large Cap Value Fund	1,044,791	—	1,044,791
Intermediate Municipal Bond Fund	—	—	—
Small Cap Value Fund	4,733,385	20,063,690	24,797,075
Value Opportunity Fund	4,894,888	1,954,524	6,849,412

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

As of December 31, 2012, the capital loss carryforwards and post-October losses were as follows:

	Targeted Equity Fund	Large Cap Value Fund	Intermediate Municipal Bond Fund	Small Cap Value Fund	Value Opportunity Fund
Capital loss carryforward:
Short-term:
Expires:
December 31, 2017	$—	$(5,297,011)	$—	$—	$—
December 31, 2018	—	(790,094)	—	—	—

Total capital loss carryforwards	$—	$(6,087,105)	$—	$—	$—

Post-October capital loss deferrals*	$(3,709,332)	$—	$—	$—	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

f.  Repurchase Agreements.  It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

g.  Delayed Delivery Commitments.  The Funds may purchase securities for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. When the Funds enter into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Funds’ commitment. No interest accrues to each Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2013, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013, at value:

Targeted Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$551,790,627	$—	$—	$551,790,627
Short-Term Investments	—	10,225,000	—	10,225,000

Total	$551,790,627	$10,225,000	$—	$562,015,627

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Large Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$141,792,153	$—	$—	$141,792,153
Short-Term Investments	—	6,875,538	—	6,875,538

Total	$141,792,153	$6,875,538	$—	$148,667,691

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$18,664,359	$—	$18,664,359
Short-Term Investments	—	1,498,947	—	1,498,947

Total	$—	$20,163,306	$—	$20,163,306

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

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For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$308,024,519	$—	$—	$308,024,519
Closed End Investment Companies	8,404,350	—	—	8,404,350
Short-Term Investments	—	5,510,996	—	5,510,996

Total	$316,428,869	$5,510,996	$—	$321,939,865

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Value Opportunity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$282,468,596	$—	$—	$282,468,596
Closed End Investment Companies	3,688,110	—	—	3,688,110
Short-Term Investments	—	8,699,203	—	8,699,203

Total	$286,156,706	$8,699,203	$—	$294,855,909

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended June 30, 2013, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Targeted Equity Fund	$448,968,644	$484,817,701
Large Cap Value Fund	22,400,276	30,115,982
Intermediate Municipal Bond Fund	7,502,067	2,348,142
Small Cap Value Fund	121,267,647	174,853,761
Value Opportunity Fund	116,163,189	55,703,231

5. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to each Fund except the Targeted Equity Fund. Capital Growth Management

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Notes to Financial Statements (continued)

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Limited Partnership (“CGM”) is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $300 million	Next $500 million	Next $1 billion	Over $2 billion
Targeted Equity Fund	0.75%	0.70%	0.65%	0.65%	0.60%
Large Cap Value Fund	0.70%	0.65%	0.60%	0.60%	0.60%
Intermediate Municipal Bond Fund	0.40%	0.40%	0.40%	0.40%	0.40%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%
Value Opportunity Fund	0.80%	0.80%	0.80%	0.80%	0.80%

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

Large Cap Value Fund	Harris Associates L.P. (“Harris”)
Intermediate Municipal Bond Fund	McDonnell Investment Management, LLC (“McDonnell”)
Small Cap Value Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Value Opportunity Fund	Vaughan Nelson

Payments to NGAM Advisors are reduced by the amount of payments to the subadvisers.

NGAM Advisors has given binding undertakings to certain Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until April 30, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Large Cap Value Fund	1.30%	2.05%	2.05%	—	1.05%
Intermediate Municipal Bond Fund	0.80%	—	1.55%	—	0.55%
Small Cap Value Fund	1.45%	2.20%	2.20%	—	1.20%
Value Opportunity Fund	1.40%	—	2.15%	1.10%	1.15%

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Notes to Financial Statements (continued)

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NGAM Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2013, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Targeted Equity Fund	$2,012,254	$—	$2,012,254	0.71%	0.71%
Large Cap Value Fund	502,298	5,913	496,385	0.70%	0.69%
Intermediate Municipal Bond Fund	37,326	37,326	—	0.40%	—
Small Cap Value Fund	1,476,452	—	1,476,452	0.90%	0.90%
Value Opportunity Fund	981,855	—	981,855	0.80%	0.80%

[1]	Management fee waivers are subject to possible recovery until December 31, 2014.

For the six months ended June 30, 2013, expenses have been reimbursed as follows:

Fund	Reimbursement[2]
Intermediate Municipal Bond Fund	$7,280

For the period ended June 30, 2013 class specific expenses have been reimbursed as follows:

Reimbursement[2]
Fund	Class N
Value Opportunity Fund	$3

[2]	Expense reimbursements are subject to possible recovery until December 31, 2014.

No expenses were recovered for any of the Funds during the six months ended June 30, 2013 under the terms of the expense limitation agreements.

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, CGM, Harris, McDonnell and Vaughan Nelson are subsidiaries of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution

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agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended June 30, 2013, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Targeted Equity Fund	$590,186	$3,886	$45,894	$11,658	$137,683
Large Cap Value Fund	152,253	2,456	8,071	7,368	24,214
Intermediate Municipal Bond Fund	52	—	1	—	4
Small Cap Value Fund	191,957	3,524	34,762	10,571	104,286
Value Opportunity Fund	46,656	—	6,791	—	20,374

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575%

|  70

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2013, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Targeted Equity Fund	$124,849
Large Cap Value Fund	31,670
Intermediate Municipal Bond Fund	4,119
Small Cap Value Fund	72,414
Value Opportunity Fund	54,161

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were the following:

Fund	Sub-Transfer Agent Fees
Targeted Equity Fund	$104,935
Large Cap Value Fund	27,118
Intermediate Municipal Bond Fund	8
Small Cap Value Fund	148,707
Value Opportunity Fund	97,624

71  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

As of June 30, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
Targeted Equity Fund	$2,675
Large Cap Value Fund	623
Small Cap Value Fund	3,724
Value Opportunity Fund	2,508

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2013, were as follows:

Fund	Commissions
Targeted Equity Fund	$64,794
Large Cap Value Fund	15,490
Small Cap Value Fund	12,226
Value Opportunity Fund	28,794

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees on the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  At June 30, 2013, Natixis US held shares of Intermediate Municipal Bond Fund and Value Opportunity Fund representing 95.16% and less than 0.01% of the Fund’s net assets, respectively. Investment activities of affiliated shareholders could have material impacts on the Funds.

6.  Class-Specific Expenses.  For the period from May 1, 2013 through June 30, 2013, Value Opportunity Fund incurred the following class-specific expenses:

Class N
Transfer Agent Fees and Expenses	$3

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

During the six months ended June 30, 2013, Small Cap Value Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $20,519,304 at a weighted average interest rate of 1.42%. Interest expense incurred was $2,428.

8.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of

73  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Operations. For the six months ended June 30, 2013, amounts rebated under these agreements were as follows:

Fund	Rebates
Targeted Equity Fund	$125,488

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2013, based on management’s evaluation of the shareholder account base, certain Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of > 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership		Total Percentage of Ownership
Large Cap Value Fund	1	6.79%	—		6.79%
Intermediate Municipal Bond Fund	—	—	95.16%		95.16%
Small Cap Value Fund	1	8.30%	—		8.30%
Value Opportunity Fund	1	12.99%	0.00	%*	12.99%

Omnibus shareholders accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

*	Represents less than 0.01%.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Targeted Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	863,753	$9,804,096	1,244,172	$12,681,069
Issued in connection with the reinvestment of distributions	367	4,097	2,186,579	22,106,299
Redeemed	(3,707,401)	(42,549,481)	(14,333,293)	(145,957,912)

Net change	(2,843,281)	$(32,741,288)	(10,902,542)	$(111,170,544)

Class B
Issued from the sale of shares	1,790	$18,588	11,137	$102,054
Issued in connection with the reinvestment of distributions	10	96	17,902	161,835
Redeemed	(124,055)	(1,263,097)	(282,048)	(2,571,222)

Net change	(122,255)	$(1,244,413)	(253,009)	$(2,307,333)

Class C
Issued from the sale of shares	140,860	$1,390,532	354,260	$3,184,715
Issued in connection with the reinvestment of distributions	24	234	128,372	1,154,067
Redeemed	(570,741)	(5,742,385)	(2,275,351)	(20,591,593)

Net change	(429,857)	$(4,351,619)	(1,792,719)	$(16,252,811)

Class Y
Issued from the sale of shares	559,783	$6,595,431	2,271,561	$24,317,133
Issued in connection with the reinvestment of distributions	27	315	177,324	1,838,849
Redeemed	(813,779)	(9,528,412)	(3,636,450)	(37,293,303)

Net change	(253,969)	$(2,932,666)	(1,187,565)	$(11,137,321)

Increase (decrease) from capital share transactions	(3,649,362)	$(41,269,986)	(14,135,835)	$(140,868,009)

75  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10. Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Large Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	215,583	$3,807,711	571,312	$8,808,474
Issued in connection with the reinvestment of distributions	—	—	48,834	781,803
Redeemed	(557,035)	(9,938,151)	(1,333,266)	(20,652,590)

Net change	(341,452)	$(6,130,440)	(713,120)	$(11,062,313)

Class B
Issued from the sale of shares	465	$7,526	5,514	$79,569
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(41,901)	(684,180)	(122,644)	(1,722,972)

Net change	(41,436)	$(676,654)	(117,130)	$(1,643,403)

Class C
Issued from the sale of shares	13,146	$213,754	44,036	$614,371
Issued in connection with the reinvestment of distributions	—	—	374	5,481
Redeemed	(25,037)	(404,478)	(82,147)	(1,165,567)

Net change	(11,891)	$(190,724)	(37,737)	$(545,715)

Class Y
Issued from the sale of shares	104,098	$1,933,158	446,523	$7,104,087
Issued in connection with the reinvestment of distributions	—	—	6,927	114,635
Redeemed	(91,739)	(1,691,684)	(254,239)	(4,048,313)

Net change	12,359	$241,474	199,211	$3,170,409

Increase (decrease) from capital share transactions	(382,420)	$(6,756,344)	(668,776)	$(10,081,022)

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10. Capital Shares (continued).

	Six Months Ended June 30, 2013			Period Ended December 31, 2012*
Intermediate Municipal Bond Fund	Shares		Amount	Shares	Amount
Class A
Issued from the sale of shares	67,403		$638,114	100	$1,000
Issued in connection with the reinvestment of distributions	15		148	—	—
Redeemed	—		—	—	—

Net change	67,418		$638,262	100	$1,000

Class C
Issued from the sale of shares	—		$—	100	$1,000
Issued in connection with the reinvestment of distributions	0	**	1	—	—
Redeemed	—		—	—	—

Net change	0	**	$1	100	$1,000

Class Y
Issued from the sale of shares	540,837		$5,343,532	1,500,000	$15,000,000
Issued in connection with the reinvestment of distributions	10,502		103,023	—	—
Redeemed	(612)		(6,074)	—	—

Net change	550,727		$5,440,481	1,500,000	$15,000,000

Increase (decrease) from capital share transactions	618,145		$6,078,744	1,500,200	$15,002,000

*	From commencement of operations on November 16, 2012 through December 31, 2012.
**	Amount rounds to less than one share.

77  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10. Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	322,519	$6,644,444	905,472	$16,716,388
Issued in connection with the reinvestment of distributions	142,492	2,899,708	438,554	8,273,160
Redeemed	(2,401,861)	(49,700,156)	(5,765,681)	(110,211,901)

Net change	(1,936,850)	$(40,156,004)	(4,421,655)	$(85,222,353)

Class B
Issued from the sale of shares	5,685	$97,505	16,274	$256,874
Issued in connection with the reinvestment of distributions	4,964	82,704	16,395	255,633
Redeemed	(65,848)	(1,123,746)	(147,930)	(2,337,894)

Net change	(55,199)	$(943,537)	(115,261)	$(1,825,387)

Class C
Issued from the sale of shares	41,762	$705,181	87,893	$1,380,808
Issued in connection with the reinvestment of distributions	37,204	619,443	100,469	1,566,065
Redeemed	(198,268)	(3,353,284)	(502,562)	(7,960,221)

Net change	(119,302)	$(2,028,660)	(314,200)	$(5,013,348)

Class Y
Issued from the sale of shares	524,253	$10,815,886	1,264,819	$24,842,034
Issued in connection with the reinvestment of distributions	128,844	2,663,194	390,474	7,473,169
Redeemed	(810,942)	(17,063,191)	(1,978,724)	(38,272,158)

Net change	(157,845)	$(3,584,111)	(323,431)	$(5,956,955)

Increase (decrease) from capital share transactions	(2,269,196)	$(46,712,312)	(5,174,547)	$(98,018,043)

|  78

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10. Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Value Opportunity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	842,036	$14,684,897	1,004,548	$15,213,332
Issued in connection with the reinvestment of distributions	16,230	280,293	61,029	941,234
Redeemed	(297,227)	(5,299,319)	(774,396)	(11,761,310)

Net change	561,039	$9,665,871	291,181	$4,393,256

Class C
Issued from the sale of shares	339,598	$5,913,903	126,208	$1,867,002
Issued in connection with the reinvestment of distributions	2,170	36,723	5,492	83,139
Redeemed	(32,088)	(541,953)	(62,517)	(925,300)

Net change	309,680	$5,408,673	69,183	$1,024,841

Class N*
Issued from the sale of shares	57	$1,000	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	—	—

Net change	57	$1,000	—	$—

Class Y
Issued from the sale of shares	3,936,272	$69,227,136	5,743,517	$87,929,210
Issued in connection with the reinvestment of distributions	68,650	1,192,452	280,268	4,346,477
Redeemed	(1,320,552)	(22,934,306)	(3,392,058)	(51,285,742)

Net change	2,684,370	$47,485,282	2,631,727	$40,989,945

Increase (decrease) from capital share transactions	3,555,146	$62,560,826	2,992,091	$46,408,042

*	From commencement of Class operations on May 1, 2013 through June 30, 2013.

11.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trusts was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trusts. The results of the shareholder vote were as follows:

Natixis Funds Trust I

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	155,355,305	2,570,091
Edmond J. English	155,184,008	2,741,388
David L. Giunta	155,338,710	2,586,686
Martin T. Meehan	155,091,993	2,833,403

79  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Natixis Funds Trust II

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	291,855,929	2,801,135
Edmond J. English	291,834,727	2,822,337
David L. Giunta	291,783,730	2,873,334
Martin T. Meehan	291,791,315	2,865,749

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trusts: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  80

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2013